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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31, 2010
Date of reporting period:       August 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

FIRST AMERICAN FUNDS.

2010 ANNUAL REPORT
August 31, 2010

Money Market Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2010.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, FirstAmericanFunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.3863.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Virginia L. Stringer Chairperson of the Board First American Funds, Inc.	Thomas S. Schreier, Jr. President First American Funds, Inc.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   1

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.

2   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Holdings Summaries

Government Obligations Fund

 Portfolio Allocation as of August 31, 20101(% of net assets)

Government Agency Debt	60.6%
Government Agency Repurchase Agreements	39.8
Treasury Repurchase Agreement	1.1
Treasury Debt	0.8
Other Assets and Liabilities, Net[2]	(2.3)

100.0%

Prime Obligations Fund

 Portfolio Allocation as of August 31, 20101(% of net assets)

Commercial Paper	36.1%
Certificates of Deposit	22.8
Government Agency Debt	11.3
Treasury Repurchase Agreements	10.8
Other Notes	9.8
Government Agency Repurchase Agreements	5.8
Investment Companies	2.1
Treasury Debt	2.0
Variable Rate Demand Notes	0.4
Other Assets and Liabilities, Net[2]	(1.1)

100.0%

Tax Free Obligations Fund

 Portfolio Allocation as of August 31, 20101,3(% of net assets)

Municipal Debt	97.5%
Government Agency Debt	2.9
Other Assets and Liabilities, Net[2]	(0.4)

100.0%

Treasury Obligations Fund

 Portfolio Allocation as of August 31, 20101(% of net assets)

Treasury Repurchase Agreements	67.4%
Treasury Debt	32.0
Other Note	0.5
Other Assets and Liabilities, Net[2]	0.1

100.0%

U.S. Treasury Money Market Fund

 Portfolio Allocation as of August 31, 20101(% of net assets)

Treasury Debt	100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	See note 4 in Notes to Financial Statements for additional information on the portfolio characteristics of the fund.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   3

Expense Examples

Expense Example
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on Class B or Class C shares of Prime Obligations Fund); and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2010 to August 31, 2010.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Government Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/10 to
	Value (3/01/10)	Value (8/31/10)	8/31/10)

Class A Actual[2]	$1,000.00	$1,000.00	$1.26

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28

Class D Actual[2]	$1,000.00	$1,000.00	$1.26

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28

Class Y Actual[2]	$1,000.00	$1,000.00	$1.31

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	$1.33

Class Z Actual[2]	$1,000.00	$1,000.10	$1.16

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$1.26

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.25%, 0.25%, 0.26%, 0.23%, and 0.25% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2010 of 0.00%, 0.00%, 0.00%, 0.01%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

 Prime Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/10 to
	Value (3/01/10)	Value (8/31/10)	8/31/10)

Class A Actual[2]	$1,000.00	$1,000.00	$1.61

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63

Class B Actual[2]	$1,000.00	$1,000.00	$1.61

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63

Class C Actual[2]	$1,000.00	$1,000.00	$1.61

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63

Class D Actual[2]	$1,000.00	$1,000.00	$1.61

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63

Class I Actual[2]	$1,000.00	$1,000.00	$1.61

Class I Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63

Class Y Actual[2]	$1,000.00	$1,000.00	$1.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63

Class Z Actual[2]	$1,000.00	$1,000.50	$1.16

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17

Institutional Investor Class Actual[2]	$1,000.00	$1,000.10	$1.56

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.32%, 0.32%, 0.32%, 0.32%, 0.32%, 0.32%, 0.23%, and 0.31% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2010 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.05%, and 0.01% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

 Tax Free Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/01/10 to
	Value (3/01/10)	Value (8/31/10)	8/31/10)

Class A Actual[4]	$1,000.00	$1,000.00	$1.31

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	$1.33

Class D Actual[4]	$1,000.00	$1,000.00	$1.31

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	$1.33

Class Y Actual[4]	$1,000.00	$1,000.00	$1.31

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	$1.33

Class Z Actual[4]	$1,000.00	$1,000.10	$1.21

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$1.22

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$1.31

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	$1.33

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.26%, 0.26%, 0.26%, 0.24%, and 0.26% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended August 31, 2010 of 0.00%, 0.00%, 0.00%, 0.01%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   5

Expense Examples

 Treasury Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/10 to
	Value (3/01/10)	Value (8/31/10)	8/31/10)

Class A Actual[2]	$1,000.00	$1,000.00	$1.11

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

Class D Actual[2]	$1,000.00	$1,000.00	$1.11

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

Class Y Actual[2]	$1,000.00	$1,000.00	$1.11

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

Class Z Actual[2]	$1,000.00	$1,000.00	$1.11

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

Institutional Investor Class Actual[2]	$1,000.00	$1,000.00	$1.11

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

Reserve Class Actual[2]	$1,000.00	$1,000.00	$1.11

Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.22%, 0.22%, 0.22%, 0.22%, 0.22%, and 0.22% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2010 of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

 U.S. Treasury Money Market Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/01/10 to
	Value (3/01/10)	Value (8/31/10)	8/31/10)

Class A Actual[4]	$1,000.00	$1,000.00	$0.71

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

Class D Actual[4]	$1,000.00	$1,000.00	$0.71

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

Class Y Actual[4]	$1,000.00	$1,000.00	$0.71

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

Class Z Actual[4]	$1,000.00	$1,000.00	$0.76

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.77

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$0.71

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.14%, 0.14%, 0.14%, 0.15%, and 0.14% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended August 31, 2010 of 0.00%, 0.00%, 0.00%, 0.00%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

6   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of First American Funds, Inc (comprised respectfully of Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund) (the “funds”) as of August 31, 2010, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each respective fund constituting the First American Funds, Inc. at August 31, 2010, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 22, 2010

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   7

Schedule of Investments  August 31, 2010, all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE >

Government Agency Debt – 60.6%
Federal Farm Credit Bank
0.230%, 09/01/2010 Δ	$116,600	$116,361
0.265%, 09/01/2010 Δ	50,000	50,000
Federal Home Loan Bank
0.288%, 09/01/2010 Δ	75,000	74,965
0.290%, 09/01/2010 Δ	45,000	45,000
0.315%, 09/01/2010 Δ	100,000	100,000
0.338%, 09/01/2010 Δ	150,000	149,951
0.360%, 09/01/2010 Δ	100,000	100,000
0.370%, 09/01/2010 Δ	99,485	99,485
0.370%, 09/01/2010 Δ	50,000	50,000
0.380%, 09/01/2010 Δ	100,000	100,000
0.590%, 09/01/2010 Δ	50,000	50,000
0.195%, 09/07/2010 Δ	150,000	149,953
0.750%, 09/09/2010	50,000	50,000
0.196%, 09/12/2010 Δ	100,000	99,924
0.226%, 09/15/2010 Δ	75,000	74,937
0.171%, 09/20/2010 Δ	100,000	99,973
0.182%, 09/26/2010 Δ	50,000	49,940
0.192%, 09/26/2010 Δ	108,420	108,420
0.165%, 09/28/2010 Δ	95,000	94,969
0.430%, 10/05/2010	75,000	75,009
0.190%, 10/13/2010 ¤	125,000	124,972
0.500%, 10/18/2010	75,000	75,000
0.500%, 10/18/2010	50,000	50,009
0.375%, 10/26/2010	25,000	25,000
0.270%, 10/29/2010	50,000	49,998
0.500%, 10/29/2010	50,000	50,012
0.228%, 11/08/2010 Δ	200,000	200,000
0.189%, 11/17/2010 Δ	99,500	99,496
0.195%, 11/19/2010 Δ	74,500	74,498
0.300%, 11/26/2010	75,000	74,994
0.260%, 01/14/2011	50,000	49,995
2.875%, 03/11/2011	75,000	76,024
3.250%, 03/11/2011	75,000	76,187
0.350%, 04/18/2011	50,000	49,995
0.450%, 08/23/2011	50,000	50,000
0.400%, 09/14/2011	100,000	100,000
0.450%, 09/22/2011	13,300	13,300
0.430%, 09/26/2011	104,000	104,000
0.450%, 09/26/2011	50,000	50,000
Federal Home Loan Mortgage Corporation
0.230%, 09/01/2010 ¤	100,000	100,000
0.330%, 09/01/2010 Δ	150,000	149,947
0.350%, 09/01/2010 Δ	75,000	74,963
0.516%, 09/03/2010 Δ	340,000	340,000
1.450%, 09/10/2010	50,168	50,183
0.240%, 09/14/2010 ¤	50,000	49,996
0.250%, 09/21/2010 ¤	82,918	82,906
0.232%, 09/26/2010 Δ	100,000	99,935
0.262%, 09/26/2010 Δ	50,000	49,977
0.180%, 09/27/2010 ¤	50,000	49,994
0.250%, 09/28/2010 ¤	50,000	49,991
0.225%, 10/05/2010 ¤	75,000	74,984
0.225%, 10/05/2010 ¤	50,000	49,988
0.225%, 10/05/2010 ¤	18,630	18,627
0.328%, 10/12/2010 Δ	275,000	275,000
0.270%, 10/18/2010 ¤	50,000	49,982
4.125%, 10/18/2010	45,500	45,729
0.266%, 10/26/2010 ¤	98,000	97,960
0.271%, 10/27/2010 ¤	75,000	74,969
0.365%, 11/05/2010 Δ	80,759	80,721
0.306%, 11/09/2010 ¤	167,852	167,754
0.331%, 11/16/2010 ¤	150,000	149,896
0.250%, 11/29/2010 ¤	64,632	64,592
0.270%, 01/03/2011 ¤	97,621	97,530
0.220%, 01/05/2011 ¤	50,000	49,962
0.301%, 01/19/2011 ¤	100,000	99,883
0.280%, 02/22/2011 ¤	100,000	99,865
3.250%, 02/25/2011	50,000	50,702
5.125%, 04/18/2011	45,840	47,246
0.291%, 04/27/2011 ¤	150,000	149,712
Federal National Mortgage Association
0.220%, 09/01/2010 ¤	95,000	95,000
0.170%, 09/08/2010 ¤	27,857	27,856
0.200%, 09/11/2010 Δ	75,000	74,964
4.375%, 09/13/2010	14,973	14,993
0.250%, 10/01/2010 ¤	150,000	149,969
0.180%, 10/04/2010 ¤	150,000	149,975
0.180%, 10/04/2010 ¤	50,000	49,992
0.290%, 10/06/2010 ¤	125,000	124,965
0.290%, 10/06/2010 ¤	100,000	99,972
0.341%, 10/12/2010 ¤	150,000	149,942
2.875%, 10/12/2010	97,559	97,842
0.259%, 10/18/2010 ¤	100,000	99,967
0.259%, 10/18/2010 ¤	75,000	74,974
0.280%, 10/20/2010 ¤	43,928	43,911
0.381%, 10/25/2010 ¤▼	75,000	74,957
0.270%, 10/27/2010 ¤	25,750	25,739
0.280%, 11/03/2010 ¤	74,999	74,962
0.301%, 11/15/2010 ¤	50,000	49,969
0.260%, 12/22/2010 ¤	102,970	102,887
0.250%, 01/10/2011 ¤	50,000	49,955
0.301%, 01/18/2011 ¤	150,000	149,826
0.301%, 01/18/2011 ¤	75,000	74,913
1.750%, 03/23/2011	50,000	50,415
0.331%, 04/01/2011 ¤	50,000	49,903
2.750%, 04/11/2011	33,376	33,866
5.125%, 04/15/2011	118,533	122,035

Total Government Agency Debt
(Cost $8,089,110)		8,089,110

Treasury Debt – 0.8%
United States Treasury Note
1.250%, 11/30/2010
(Cost $100,199)	100,000	100,199

Government Agency Repurchase Agreements – 39.8%
Bank of America Securities
0.240%, dated 08/31/2010, matures
09/01/2010, repurchase price $606,461 (Collateralized by U.S. Government Agency Obligations: Total value $618,587)	606,457	606,457
BNP Paribas Securities
0.240%, dated 08/31/2010, matures
09/01/2010, repurchase price $2,400,016 (Collateralized by U.S. Government Agency Obligations: Total value $2,448,000)	2,400,000	2,400,000
Credit Suisse Securities USA
0.250%, dated 08/31/2010, matures
09/01/2010, repurchase price $225,002 (Collateralized by U.S. Government Agency Obligations: Total value $229,502)	225,000	225,000
Goldman Sachs
0.230%, dated 08/31/2010, matures
09/01/2010, repurchase price $1,025,007 (Collateralized by U.S. Government Agency Obligations: Total value $1,045,500)	1,025,000	1,025,000

The accompanying notes are an integral part of the financial statements.

8   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Government Obligations Fund (concluded)
DESCRIPTION	PAR	VALUE >

HSBC Securities USA
0.240%, dated 08/31/2010, matures
09/01/2010, repurchase price $500,003 (Collateralized by U.S. Government Agency Obligations: Total value $510,002)	$500,000	$500,000
UBS Securities
0.230%, dated 08/31/2010, matures
09/01/2010, repurchase price $550,004 (Collateralized by U.S. Government Agency Obligations: Total value $561,004)	550,000	550,000

Total Government Agency Repurchase Agreements
(Cost $5,306,457)		5,306,457

Treasury Repurchase Agreement – 1.1%
Credit Suisse Securities USA
0.240%, dated 08/31/2010, matures
09/01/2010, repurchase price $150,001 (Collateralized by U.S. Treasury Obligations:
Total value $153,004)
(Cost $150,000)	150,000	150,000

Investment Purchased with Proceeds from Securities Lending † – 0.0%
Government Agency Repurchase Agreement – 0.0%
Credit Suisse Securities USA
0.250%, dated 08/31/10, matures
09/01/10, repurchase price $1,020 (Collateralized by U.S. Government Agency Obligations: Total value $1,042)
(Cost $1,020)	1,020	1,020

Total Investments ▲ – 102.3%
(Cost $13,646,786)		13,646,786

Other Assets and Liabilities, Net – (2.3)%		(308,628)

Total Net Assets – 100.0%		$13,338,158

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2010. The date shown is the next reset date.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▼	This security or a portion of this security is out on loan at August 31, 2010. Total loaned securities had a market value of $1,000 at August 31, 2010.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

▲	On August 31, 2010, the cost of investments for federal income tax purposes was $13,646,786. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Prime Obligations Fund
DESCRIPTION	PAR	VALUE >

Commercial Paper – 36.1%
Asset-Backed ■ ¤ – 17.7%
Atlantic Asset Securitization
0.250%, 09/09/2010	$49,526	$49,523
0.250%, 09/10/2010	50,000	49,997
0.240%, 09/22/2010	20,000	19,997
0.240%, 09/23/2010	50,000	49,993
0.240%, 09/24/2010	50,000	49,992
0.240%, 09/27/2010	40,000	39,993
0.260%, 10/14/2010	25,250	25,242
Barton Capital
0.370%, 09/01/2010	55,088	55,088
0.230%, 09/16/2010	23,239	23,237
0.420%, 09/20/2010	30,000	29,993
0.300%, 11/01/2010	30,000	29,985
0.290%, 11/02/2010	74,000	73,963
Bryant Park Funding
0.250%, 09/14/2010	14,399	14,398
0.250%, 09/15/2010	100,000	99,990
0.240%, 09/28/2010	69,455	69,442
0.330%, 11/12/2010	2,533	2,531
Chariot Funding
0.430%, 09/15/2010	35,000	34,994
0.230%, 09/27/2010	25,830	25,826
0.420%, 10/05/2010	60,000	59,976
0.400%, 10/06/2010	50,000	49,981
0.380%, 10/15/2010	26,057	26,045
0.350%, 10/25/2010	30,000	29,984
Fairway Finance
0.430%, 09/09/2010	40,039	40,035
0.230%, 09/13/2010	70,009	70,004
0.230%, 09/14/2010	35,006	35,003
0.430%, 10/04/2010	30,649	30,637
0.370%, 10/20/2010	20,022	20,012
0.295%, 11/09/2010	73,230	73,189
0.270%, 11/23/2010	38,581	38,557
Falcon Asset Securitization
0.380%, 09/01/2010	51,000	51,000
0.430%, 09/16/2010	50,000	49,991
0.230%, 09/27/2010	60,000	59,990
0.350%, 10/22/2010	40,000	39,980
0.340%, 10/26/2010	50,000	49,974
0.290%, 11/15/2010	50,000	49,970
Liberty Street Funding
0.501%, 09/01/2010	34,200	34,200
0.501%, 09/07/2010	100,000	99,992
0.400%, 09/27/2010	50,000	49,986
0.370%, 10/21/2010	25,000	24,987
0.350%, 10/25/2010	20,000	19,990
0.350%, 10/26/2010	20,000	19,989
Old Line Funding
0.481%, 09/01/2010	54,074	54,074
0.481%, 09/02/2010	50,153	50,152
0.350%, 09/07/2010	13,749	13,748
0.420%, 10/01/2010	79,985	79,957
Sheffield Receivables
0.230%, 09/29/2010	50,000	49,991
0.400%, 10/04/2010	40,000	39,985
0.400%, 10/05/2010	50,000	49,981
0.360%, 10/15/2010	20,000	19,991
0.250%, 10/27/2010	35,000	34,986
0.270%, 11/15/2010	10,750	10,744
Starbird Funding
0.240%, 09/24/2010	50,000	49,992

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   9

Schedule of Investments  August 31, 2010, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Straight-A Funding
0.430%, 09/01/2010	$50,803	$50,803
0.430%, 09/01/2010	126,000	126,001
0.420%, 09/02/2010	115,608	115,608
0.420%, 09/07/2010	40,281	40,278
0.400%, 09/09/2010	100,000	99,991
0.400%, 09/09/2010	50,000	49,996
0.400%, 09/10/2010	16,000	15,998
0.400%, 09/13/2010	50,000	49,993
0.400%, 09/13/2010	10,012	10,011
0.370%, 09/27/2010	40,000	39,989
Thames Asset Global Securitization
0.250%, 09/09/2010	111,030	111,024
0.250%, 09/23/2010	53,700	53,692
0.250%, 10/12/2010	160,405	160,360
Thunder Bay Funding
0.481%, 09/02/2010	70,776	70,775
0.420%, 10/04/2010	51,689	51,669
0.400%, 10/06/2010	15,188	15,182
0.420%, 10/07/2010	30,027	30,014

		3,312,641

Financial Company – 18.4%
Australia & New Zealand Banking Group
0.290%, 09/30/2010 ■ Δ	97,500	97,500
0.642%, 12/06/2010 ■ ¤	100,000	99,829
0.521%, 01/04/2011 ■ ¤	100,000	99,819
Banco Bilbao Vizcaya Argentaria/London
0.500%, 09/01/2010 ■ ¤	100,000	100,000
0.450%, 09/03/2010 ■ ¤	50,000	49,999
0.651%, 11/05/2010 ■ ¤	25,000	24,971
0.601%, 11/09/2010 ■ ¤	100,000	99,885
0.420%, 11/22/2010 ■ ¤	75,000	74,928
Barclays US Funding
0.421%, 09/27/2010 ¤	50,000	49,985
0.431%, 10/04/2010 ¤	50,000	49,980
0.531%, 01/31/2011 ¤	75,000	74,832
0.381%, 02/22/2011 ¤	15,000	14,972
BNP Paribas Finance
0.461%, 10/15/2010 ¤	50,000	49,972
0.441%, 01/03/2011 ¤	50,000	49,924
0.521%, 02/07/2011 ¤	150,000	149,655
0.501%, 02/11/2011 ¤	50,000	49,887
Commonwealth Bank of Australia
0.370%, 10/05/2010 ■ ¤	30,000	29,990
0.371%, 10/12/2010 ■ ¤	50,000	49,979
0.470%, 11/04/2010 ■ Δ	50,000	50,000
0.440%, 11/22/2010 ■ Δ	60,000	60,000
0.642%, 12/07/2010 ■ ¤	50,000	49,914
0.511%, 12/08/2010 ■ ¤	75,000	74,896
0.426%, 01/24/2011 ■ ¤	100,000	99,829
Credit Agricole North America
0.356%, 09/13/2010 ¤	50,000	49,994
Deutsche Bank Financial
0.450%, 09/28/2010 ¤	50,000	49,983
0.451%, 09/29/2010 ¤	75,000	74,974
0.351%, 02/28/2011 ¤	40,000	39,930
DNB NoR Bank
0.361%, 02/22/2011 ¤	40,000	39,930
General Electric Capital
0.351%, 09/20/2010 ¤	50,000	49,991
0.361%, 10/05/2010 ¤	50,000	49,983
0.371%, 10/14/2010 ¤	50,000	49,978
0.531%, 01/10/2011 ¤	150,000	149,710
0.411%, 04/25/2011 ¤	25,000	24,933
ING (US) Funding
0.481%, 10/06/2010 ¤	45,000	44,979
0.471%, 10/08/2010 ¤	50,000	49,976
0.451%, 10/14/2010 ¤	19,500	19,490
0.451%, 10/21/2010 ¤	60,000	59,963
0.420%, 10/22/2010 ¤	25,000	24,985
0.521%, 02/04/2011 ¤	40,000	39,910
0.541%, 02/07/2011 ¤	30,000	29,928
0.572%, 02/07/2011 ¤	50,000	49,874
0.572%, 02/09/2011 ¤	50,000	49,873
KBC Financial Products International
0.510%, 09/07/2010 ■ ¤	55,000	54,995
0.500%, 09/13/2010 ■ ¤	13,000	12,998
0.450%, 09/15/2010 ■ ¤	62,473	62,462
0.510%, 09/16/2010 ■ ¤	25,000	24,995
0.480%, 10/01/2010 ■ ¤	15,000	14,994
National Australia Funding
0.463%, 09/01/2010 ■ ¤	122,100	122,099
Nordea North America
0.441%, 01/28/2011 ¤	40,000	39,927
Santander Central Hispano
0.500%, 09/01/2010 ¤	50,000	50,000
0.480%, 09/03/2010 ¤	25,000	24,999
0.529%, 10/04/2010 ¤	75,000	74,964
Shell International Finance
0.451%, 01/13/2011 ■ ¤	70,000	69,883
0.421%, 01/27/2011 ■ ¤	8,750	8,735
0.331%, 02/15/2011 ■ ¤	50,000	49,923
Societe Generale
0.440%, 09/01/2010 ¤	100,000	100,000
Svenska Handelsbanken
0.491%, 09/10/2010 ¤	75,000	74,991
Toronto Dominion Holdings USA
0.351%, 10/06/2010 ■ ¤	50,000	49,983
0.501%, 01/04/2011 ■ ¤	75,000	74,870
Westpac Banking
0.471%, 01/07/2011 ■ ¤	50,000	49,919

		3,459,867

Total Commercial Paper
(Cost $6,772,508)		6,772,508

Certificates of Deposit – 22.8%
Banco Bilbao Vizcaya Argentaria/NY
0.620%, 11/15/2010 ■	20,000	20,000
Banco Santander/NY
0.850%, 10/29/2010	110,000	110,009
Bank of Nova Scotia/Houston
0.470%, 09/07/2010	50,000	50,000
0.390%, 10/15/2010	75,000	75,000
0.410%, 10/27/2010	50,000	50,000
0.450%, 11/16/2010 Δ	75,000	75,000
0.470%, 01/12/2011	50,000	50,000
0.600%, 04/12/2011	50,000	50,000
0.450%, 08/30/2011	50,000	50,000
Barclays Bank/NY
0.480%, 10/06/2010	50,000	50,000
0.520%, 10/19/2010 Δ	75,000	75,000
0.450%, 10/21/2010	50,000	50,000
BNP Paribas/NY
0.530%, 10/12/2010 Δ	100,000	100,000
0.420%, 10/28/2010	50,000	50,000
0.440%, 01/11/2011	35,000	35,000
0.470%, 02/14/2011	50,000	50,000
Calyon/NY
0.360%, 09/23/2010 Δ	100,000	100,000

The accompanying notes are an integral part of the financial statements.

10   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Canadian Imperial Bank of Commerce/NY
0.540%, 09/01/2010 Δ	$75,000	$75,002
0.450%, 09/03/2010	100,000	100,000
0.410%, 11/04/2010	100,000	100,000
Commonwealth Bank of Australia/NY
0.320%, 09/16/2010	40,000	40,000
Credit Agricole
0.660%, 10/04/2010	20,600	20,608
Credit Suisse/NY
0.650%, 10/25/2010	50,000	50,019
Deutsche Bank/NY
0.400%, 02/22/2011	75,000	75,000
0.360%, 02/22/2011	50,000	50,000
DNB NoR Bank/NY
0.360%, 02/16/2011	125,000	124,999
Lloyds TSB Bank/NY
0.800%, 10/06/2010 Δ	100,000	100,000
National Australia Bank/NY
0.360%, 09/28/2010 Δ	100,000	100,000
0.480%, 01/13/2011	50,000	50,000
Natixis/NY
0.460%, 09/30/2010 Δ	100,000	100,000
Nordea Bank Finland/NY
0.480%, 01/06/2011	50,000	50,000
0.560%, 01/06/2011	75,000	75,000
0.500%, 01/19/2011	50,000	50,000
0.500%, 01/20/2011	75,000	75,000
Rabobank Nederland/NY
0.320%, 09/13/2010 Δ	50,000	50,000
0.530%, 11/30/2010	39,000	39,002
0.530%, 12/06/2010	100,000	100,000
0.560%, 01/18/2011	100,000	100,000
0.530%, 01/19/2011	149,500	149,500
0.470%, 09/01/2011	50,000	50,000
Royal Bank of Canada/NY
0.370%, 09/01/2010 Δ	50,000	50,000
0.430%, 09/01/2010 Δ	83,000	83,000
0.290%, 09/09/2010 Δ	25,000	25,000
0.290%, 09/13/2010 Δ	40,000	40,000
0.280%, 09/14/2010 Δ	35,000	35,000
0.270%, 09/20/2010 Δ	75,000	75,000
Royal Bank of Scotland
0.330%, 09/01/2010 Δ	100,000	100,000
Royal Bank of Scotland/CT
0.340%, 09/03/2010	50,000	50,000
Societe Generale/NY
0.330%, 09/01/2010 Δ	50,000	50,000
0.480%, 02/02/2011	75,000	75,000
0.460%, 02/07/2011	50,000	50,000
0.410%, 02/14/2011	50,000	50,000
Svenska Handelsbanken/NY
0.540%, 12/02/2010	75,000	75,001
Toronto Dominion Bank/NY
0.290%, 09/10/2010 Δ	75,000	75,000
0.340%, 09/24/2010	100,000	100,000
0.300%, 10/07/2010 Δ	50,000	50,000
0.450%, 11/04/2010	50,000	50,000
0.500%, 01/06/2011	50,000	50,000
0.530%, 01/07/2011	75,000	75,000
UBS/Stamford
0.520%, 02/07/2011	125,000	125,000
0.440%, 02/14/2011	30,000	30,000
Westpac Banking/NY
0.310%, 09/01/2010 Δ	50,000	50,000
0.350%, 09/03/2010 Δ	50,000	50,000
0.390%, 10/07/2010 Δ	100,000	100,000

Total Certificates of Deposit
(Cost $4,277,140)		4,277,140

Government Agency Debt – 11.3%
Federal Home Loan Bank
0.340%, 09/01/2010 Δ	100,000	100,000
0.350%, 09/01/2010 Δ	100,000	100,001
0.180%, 09/10/2010 ¤	25,000	24,999
0.330%, 09/10/2010 Δ	150,000	149,947
0.370%, 09/10/2010 Δ	50,000	50,000
0.370%, 09/10/2010 Δ	75,000	75,000
0.200%, 09/11/2010 Δ	75,000	74,964
0.200%, 09/12/2010 Δ	50,000	49,981
0.230%, 09/15/2010 Δ	75,000	74,937
0.170%, 09/25/2010 Δ	100,000	99,968
0.180%, 09/26/2010 Δ	25,000	24,970
0.170%, 09/28/2010 Δ	95,000	94,969
0.430%, 10/05/2010	50,000	50,006
0.200%, 10/07/2010 Δ	150,000	149,954
0.330%, 10/12/2010 Δ	249,000	248,999
0.450%, 09/22/2011	50,000	50,000
0.450%, 09/26/2011	50,000	50,000
0.450%, 09/26/2011	50,000	50,000
Federal Home Loan Mortgage Corporation
0.520%, 09/03/2010	200,000	200,000
0.260%, 09/26/2010 Δ	50,000	49,977
Federal National Mortgage Association
0.230%, 09/13/2010 ¤	50,000	49,996
0.361%, 10/18/2010 ¤	100,000	99,953
0.381%, 10/25/2010 ¤	100,000	99,943
0.301%, 11/15/2010 ¤	100,000	99,937

Total Government Agency Debt
(Cost $2,118,501)		2,118,501

Other Notes – 9.8%
Australia & New Zealand Banking Group
0.460%, 10/29/2010 ■ Δ	100,000	99,991
Bank of America Securities (Master Note)
0.380%, 09/01/2010 Δ	350,000	350,000
Commonwealth Bank of Australia
0.540%, 09/15/2010 ■ Δ	36,500	36,498
0.490%, 10/27/2010 ■ Δ	58,500	58,500
Credit Suisse USA
0.400%, 03/02/2011	15,375	15,747
General Electric Capital
0.380%, 09/01/2010 Δ	50,000	49,994
0.620%, 10/21/2010	162,346	162,337
0.510%, 02/22/2011	10,291	10,564
JP Morgan Chase (FDIC Insured)
0.510%, 12/01/2010	42,347	42,570
Morgan Stanley (FDIC Insured)
0.510%, 12/01/2010	25,095	25,244
National Australia Bank
0.290%, 09/27/2010 ■ Δ	129,000	129,000
0.360%, 11/19/2010 ■ Δ	50,000	50,000
Nordea Bank
0.390%, 11/18/2010 ■ Δ	150,000	149,999
0.390%, 11/18/2010 ■ Δ	50,000	50,000
Rabobank Nederland
0.630%, 11/05/2010 ■ Δ	65,000	65,122
Royal Bank of Canada
0.540%, 10/01/2010 ■ Δ	100,000	100,000

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   11

Schedule of Investments  August 31, 2010, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE >

Svenska Handelsbanken
0.560%, 10/15/2010 ■	$85,000	$85,000
0.450%, 11/09/2010 ■ Δ	123,000	123,000
Westpac Banking
0.330%, 09/14/2010 ■ Δ	110,000	110,000
0.350%, 10/04/2010 ■ Δ	75,000	75,000
0.560%, 10/28/2010 Δ	50,000	50,000

Total Other Notes
(Cost $1,838,566)		1,838,566

Investment Companies Ω – 2.1%
DWS Money Market Series, Institutional Shares, 0.210%	189,977,000	189,977
Goldman Sachs Financial Square Money Market Fund, 0.220%	105,826,000	105,826
HSBC Prime Money Market Fund, 0.200%	99,396,000	99,396

Total Investment Companies
(Cost $395,199)		395,199

Treasury Debt – 2.0%
U.S. Treasury Note
0.340%, 11/30/2010	$100,000	100,199
0.340%, 08/31/2011	275,000	276,913

Total Treasury Debt
(Cost $377,112)		377,112

Variable Rate Demand Notes Δ – 0.4%
California Statewide Communities
0.230%, 09/02/2010	29,460	29,460
South Carolina Economic Revenue Authority, Hospital Revenue
0.250%, 09/02/2010	39,915	39,915

Total Variable Rate Demand Notes
(Cost $69,375)		69,375

Treasury Repurchase Agreements – 10.8%
Bank of America Securities
0.230%, dated 08/31/2010, matures
09/01/2010, repurchase price $468,194 (Collateralized by U.S. Treasury Obligations:
Total value $477,555)	468,191	468,191
Deutsche Bank Securities
0.240%, dated 08/31/2010, matures
09/01/2010, repurchase price $1,550,010 (Collateralized by U.S. Treasury Obligations:
Total value $1,581,000)	1,550,000	1,550,000

Total Treasury Repurchase Agreements
(Cost $2,018,191)		2,018,191

Government Agency Repurchase Agreements – 5.8%
Bank of America Securities
0.240%, dated 08/31/2010, matures
09/01/2010, repurchase price $293,545 (Collateralized by U.S. Government Agency Obligations: Total value $299,414)	293,543	293,543
Barclays Capital
0.240%, dated 08/31/2010, matures
09/01/2010, repurchase price $450,003 (Collateralized by U.S. Government Agency Obligations: Total value $459,000)	450,000	450,000
ING Financial Markets
0.230%, dated 08/31/2010, matures
09/01/2010, repurchase price $350,002 (Collateralized by U.S. Government Agency Obligations: Total value $357,004)	350,000	350,000

Total Government Agency Repurchase Agreements
(Cost $1,093,543)		1,093,543

Total Investments ▲ – 101.1%
(Cost $18,960,135)		18,960,135

Other Assets and Liabilities, Net – (1.1)%		(210,851)

Total Net Assets – 100.0%		$18,749,284

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2010, the value of these investments was $6,122,146 or 32.7% of total net assets.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2010. The date shown is the next reset date.

Ω	The rate shown is the annualized seven-day effective yield as of August 31, 2010.

▲	On August 31, 2010, the cost of investments for federal income tax purposes was $18,960,135. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

12   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE >

Municipal Debt – 97.5%
Arizona – 1.9%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Banco Santander)
0.500%, 09/02/2010 Δ	$10,755	$10,755
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.380%, 09/02/2010 Δ	790	790
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: JPMorgan Chase Bank)
0.290%, 09/02/2010 Δ	8,410	8,410

		19,955

Arkansas – 0.6%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
0.310%, 09/02/2010 Δ	6,390	6,390

Colorado – 2.8%
Aurora Children’s Hospital, Series C (LOC: Wells Fargo Bank)
0.280%, 09/02/2010 Δ	6,165	6,165
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
0.290%, 09/02/2010 Δ	4,630	4,630
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
0.270%, 09/02/2010 Δ	12,900	12,900
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.280%, 09/02/2010 Δ	5,120	5,120

		28,815

Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority, Yale University, Series V-1
0.200%, 09/01/2010 Δ	3,000	3,000
Connecticut State Health & Educational Facilities Authority, Yale University, Series V-2
0.190%, 09/01/2010 Δ	3,000	3,000

		6,000

District of Columbia – 1.3%
District of Columbia, Georgetown University, Series C (LOC: TD Bank)
0.280%, 09/02/2010 Δ	9,650	9,650
District of Columbia, Progressive Life Center, Series A (LOC: Branch Banking & Trust)
0.310%, 09/02/2010 Δ	3,610	3,610

		13,260

Florida – 1.9%
Broward County Health Facilities, John Knox Village (LOC: Wachovia Bank)
0.240%, 09/02/2010 Δ	5,000	5,000
Miami-Dade County Industrial Development Authority, American Public Media Group (LOC: Northern Trust)
0.230%, 09/01/2010 Δ	8,000	8,000
Orange County Health Facilities Authority, Orlando Regional, Series E (LOC:
Branch Banking & Trust)
0.310%, 09/01/2010 Δ	4,500	4,500
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
0.360%, 09/01/2010 Δ	2,140	2,140

		19,640

Idaho – 1.0%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
0.350%, 09/02/2010 Δ	2,340	2,340
Idaho State
2.000%, 06/30/2011	8,000	8,105

		10,445

Illinois – 13.5%
Chicago, Neighborhoods Alive, Series 21B3 (General Obligation) (LOC: Bank of America)
0.280%, 09/01/2010 Δ	10,650	10,650
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.250%, 09/01/2010 Δ	1,185	1,185
Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.250%, 09/01/2010 Δ	11,375	11,375
Chicago, Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.220%, 09/01/2010 Δ	2,500	2,500
Cook County, Catholic Theological University Project (LOC: Harris Bank)
0.330%, 09/01/2010 Δ	14,500	14,500
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.320%, 09/02/2010 Δ	7,115	7,115
Illinois Development Finance Authority (LOC: Northern Trust)
0.300%, 09/03/2010 Δ	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.290%, 09/01/2010 Δ	10,800	10,800
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
0.360%, 09/01/2010 Δ	6,255	6,255
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
0.410%, 09/01/2010 Δ	4,525	4,525
Illinois Finance Authority, Northwestern University, Series B
0.320%, 03/01/2011 Δ	32,750	32,750
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: Banco Santander)
0.500%, 09/02/2010 Δ	6,615	6,615
Illinois Finance Authority, Resurrection Health, Series B (LOC: JPMorgan Chase Bank)
0.270%, 09/01/2010 Δ	2,900	2,900
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.360%, 09/01/2010 Δ	2,000	2,000
Illinois Finance Authority, Southern Illinois Healthcare (LOC: Bank of Nova Scotia)
0.300%, 09/01/2010 Δ	4,550	4,550
Illinois Finance Authority, Wesleyan University (LOC: Northern Trust)
0.260%, 09/02/2010 Δ	8,465	8,465
Illinois Health Facilities Authority, Riverside Health Systems (LOC: LaSalle Bank)
0.310%, 09/02/2010 Δ	4,400	4,400

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   13

Schedule of Investments  August 31, 2010, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Naperville Heritage YMCA Group (LOC: Citibank)
0.240%, 09/01/2010 Δ	$6,400	$6,400

		140,485

Indiana – 5.1%
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.270%, 09/02/2010 Δ	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.300%, 09/01/2010 Δ	7,395	7,395
Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.280%, 09/02/2010 Δ	6,500	6,500
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital (LOC: Branch Banking & Trust)
0.230%, 09/01/2010 Δ	4,900	4,900
Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
0.270%, 09/01/2010 Δ	6,950	6,950
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.280%, 09/02/2010 Δ	7,575	7,575
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.280%, 09/02/2010 Δ	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
0.290%, 09/02/2010 Δ	4,410	4,410

		52,755

Iowa – 2.8%
Iowa Financial Authority, Central College Project (LOC: Wells Fargo Bank)
0.230%, 09/01/2010 Δ	1,280	1,280
Iowa Financial Authority, Drake University (LOC: Wells Fargo Bank)
0.230%, 09/01/2010 Δ	4,695	4,695
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.280%, 09/02/2010 Δ	740	740
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.290%, 09/02/2010 Δ	8,425	8,425
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.290%, 09/20/2010 Δ	4,000	4,000
Iowa Higher Education Loan Authority, Private College Project (LOC: Harris Bank)
0.280%, 09/02/2010 Δ	5,500	5,500
Iowa Higher Education Loan Authority, Private College Project (LOC: JPMorgan Chase Bank)
0.250%, 09/01/2010 Δ	4,000	4,000

		28,640

Kansas – 1.4%
Olathe Health Facilities Medical Center (LOC: Bank of America)
0.260%, 09/01/2010 Δ	7,100	7,100
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
0.290%, 09/02/2010 Δ	7,260	7,260

		14,360

Kentucky – 0.7%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.300%, 09/01/2010 Δ	7,010	7,010

Louisiana – 0.2%
Louisiana Public Facilities Authority, Christus Health, Series B2 (LOC: Bank of New York)
0.280%, 09/01/2010 Δ	2,500	2,500

Maryland – 2.3%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
0.290%, 09/02/2010 Δ	1,700	1,700
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.270%, 09/02/2010 Δ	12,455	12,455
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: JPMorgan Chase Bank)
0.300%, 09/01/2010 Δ	9,600	9,600

		23,755

Massachusetts – 5.3%
Massachusetts State Development Finance Agency, Boston University, Series U-1 (LOC: Bank of Nova Scotia)
0.250%, 09/02/2010 Δ	3,130	3,130
Massachusetts State Development Finance Agency, Boston University, Series U-2 (LOC: BNP Paribas)
0.270%, 09/02/2010 Δ	9,000	9,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
0.270%, 09/02/2010 Δ	9,555	9,555
Massachusetts State Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series L2 (LOC: Bank of America)
0.270%, 09/02/2010 Δ	6,495	6,495
Massachusetts State Health & Educational Facilities Authority, Harvard University
0.230%, 09/01/2010 Δ	3,340	3,340
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series BB
0.250%, 09/02/2010 Δ	6,275	6,275
Massachusetts State Health & Educational Facilities Authority, Henry Heywood, Series C-2 (LOC: TD Banknorth)
0.230%, 09/01/2010 Δ	6,755	6,755
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
0.250%, 09/02/2010 Δ	10,650	10,650

		55,200

The accompanying notes are an integral part of the financial statements.

14   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Michigan – 2.8%
University of Michigan, Series B (Commercial Paper)
0.200%, 10/04/2010	$6,000	$6,000
0.280%, 10/05/2010	7,000	7,000
0.280%, 10/05/2010	16,000	16,000

		29,000

Minnesota – 10.1%
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.310%, 09/02/2010 Δ	14,505	14,505
Minneapolis (General Obligation)
2.000%, 12/01/2010	8,990	9,029
Minnesota State, Pre-refunded 11/01/2010 @ 100 (General Obligation) (INS: AGM)
5.000%, 11/01/2010 ◊	6,000	6,047
Minnesota State, Series H (General Obligation)
2.000%, 11/01/2010	26,000	26,071
Robbinsdale, North Memorial, Series A2 (LOC: Wells Fargo Bank)
0.230%, 09/01/2010 Δ	1,750	1,750
St. Francis Independent School District #15, Series A (General Obligation) (INS: MSDCEP)
1.000%, 09/15/2011 «	5,000	5,029
University of Minnesota, Series A
0.280%, 09/01/2010	17,900	17,900
University of Minnesota, Series A (Commercial Paper)
0.220%, 09/09/2010	10,000	10,000
University of Minnesota, Series B (Commercial Paper)
0.210%, 10/12/2010	13,985	13,985

		104,316

Missouri – 2.5%
Missouri State Health & Educational Facilities (LOC: Bank One)
0.330%, 09/02/2010 Δ	10,885	10,885
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series A (LOC: UBS)
0.280%, 09/01/2010 Δ	3,630	3,630
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series B (LOC: UBS)
0.280%, 09/01/2010 Δ	9,060	9,060
Missouri State Health & Educational Facilities, Drury College (LOC: Bank of America)
0.230%, 09/01/2010 Δ	2,220	2,220

		25,795

Montana – 0.6%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.300%, 09/01/2010 Δ	6,760	6,760

Nevada – 0.8%
Reno (LOC: Bank of New York)
0.220%, 09/01/2010 Δ	8,195	8,195

New Hampshire – 0.3%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
0.290%, 09/02/2010 Δ	3,000	3,000

New Jersey – 1.9%
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.460%, 09/02/2010 Δ	9,255	9,255
New Jersey Health Care Facilities Financing Authority, Virtua Health, Series C (LOC: JPMorgan Chase Bank)
0.230%, 09/01/2010 Δ	10,350	10,350

		19,605

New York – 6.2%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
0.270%, 09/02/2010 Δ	10,045	10,045
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.320%, 09/02/2010 Δ	11,735	11,735
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyds TSB)
0.320%, 09/02/2010 Δ	8,750	8,750
Metropolitan Transportation Authority, Series B-4 (LOC: KBC Bank)
0.320%, 09/02/2010 Δ	6,800	6,800
New York, Series H-4 (General Obligation) (LOC: Bank of New York)
0.190%, 09/01/2010 Δ	2,710	2,710
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Natixis Bank)
0.260%, 09/02/2010 Δ	24,350	24,350

		64,390

North Carolina – 2.7%
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wells Fargo Bank)
0.280%, 09/02/2010 Δ	8,555	8,555
North Carolina Medical Care Community Health Care Facilities, Angel Medical Center Project (LOC: Wells Fargo Bank)
0.270%, 09/02/2010 Δ	5,910	5,910
North Carolina Medical Care Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America)
0.290%, 09/02/2010 Δ	100	100
North Carolina Medical Care Community Health Care Facilities, Person Memorial Hospital (LOC: Branch Banking & Trust)
0.290%, 09/02/2010 Δ	4,450	4,450
University of North Carolina (Commercial Paper)
0.210%, 09/08/2010	5,000	5,000
Wake County, Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.310%, 09/02/2010 Δ	3,500	3,500

		27,515

Ohio – 2.7%
Lucas County Hospital, ProMedica Healthcare, Series B (LOC: UBS)
0.260%, 09/01/2010 Δ	8,150	8,150
Ohio State Air Quality Development Authority, Ohio Valley Electric Corporation Project, Series B (LOC: Bank of Nova Scotia)
0.280%, 09/01/2010 Δ	8,700	8,700
Ohio State University (Commercial Paper)
0.200%, 09/07/2010	5,000	5,000

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   15

Schedule of Investments  August 31, 2010, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Rickenbacker Port Authority Capital Funding
0.440%, 09/02/2010 Δ ■	$6,560	$6,560

		28,410

Oklahoma – 0.3%
Oklahoma State Development Finance Authority, Duncan Regional Hospital (LOC: Bank of America)
0.260%, 09/01/2010 Δ	3,000	3,000

Oregon – 0.9%
Clackamas County Hospital Facilities Authority, Senior Living Facility, Mary’s Woods (LOC: Sovereign Bank) (LOC: Banco Santander)
0.500%, 09/02/2010 Δ	9,840	9,840

Pennsylvania – 3.4%
Butler County Industrial Development Authority, Concordia Lutheran, Series A (LOC: Bank of America)
0.290%, 09/02/2010 Δ	5,975	5,975
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
0.320%, 09/02/2010 Δ	5,965	5,965
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Banco Santander)
0.500%, 09/02/2010 Δ	8,580	8,580
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.500%, 09/02/2010 Δ	7,720	7,720
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Banco Santander)
0.500%, 09/02/2010 Δ	2,870	2,870
Pennsylvania State, Series 11056 (General Obligation)
0.300%, 09/02/2010 Δ ■	3,775	3,775

		34,885

Rhode Island – 0.4%
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.420%, 09/01/2010 Δ	4,625	4,625

South Carolina – 4.4%
Charleston County School District (General Obligation) (INS: SCSDE)
1.000%, 10/29/2010	17,800	17,820
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series A (LOC: Branch Banking & Trust)
0.230%, 09/01/2010 Δ	4,085	4,085
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series D (LOC: Branch Banking & Trust)
0.300%, 09/01/2010 Δ	3,000	3,000
South Carolina Jobs Economic Development Authority, Arts Partnership Project (LOC: Wells Fargo Bank)
0.250%, 09/02/2010 Δ	1,830	1,830
South Carolina Jobs Economic Development Authority, Regional Medical Center, Orangeburg (LOC: Branch Banking & Trust)
0.310%, 09/02/2010 Δ	3,915	3,915
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis)
0.310%, 09/02/2010 Δ	10,000	10,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis)
0.310%, 09/02/2010 Δ	5,000	5,000

		45,650

Tennessee – 0.6%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.310%, 09/01/2010 Δ	3,100	3,100
Industrial Development Board, Blount County & Cities Alcoa & Maryville, Series A (LOC: Branch Banking & Trust)
0.310%, 09/01/2010 Δ	3,000	3,000

		6,100

Texas – 7.4%
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
0.310%, 09/02/2010 Δ ■	895	895
Harris County Health Facilities Development, Baylor College Medicine, Series B (LOC: Northern Trust)
0.300%, 09/01/2010 Δ	4,300	4,300
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.300%, 09/01/2010 Δ	3,300	3,300
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.340%, 09/02/2010 Δ	16,015	16,015
Texas State
2.000%, 08/31/2011	30,000	30,493
University of Texas, Series A
0.220%, 09/02/2010 Δ	10,955	10,955
0.220%, 09/02/2010 Δ	10,440	10,440

		76,398

Virginia – 3.5%
Chesapeake Bay Bridge & Tunnel, Series A (LOC: Branch Banking & Trust)
0.310%, 09/02/2010 Δ	6,250	6,250
Fairfax County Economic Development Authority, Greenspring, Series B (LOC: Wachovia Bank)
0.290%, 09/02/2010 Δ	10,320	10,320
Loudoun County Industrial Development Authority, Howard Hughes Medical, Series A
0.210%, 09/01/2010 Δ	10,000	10,000
Loudoun County Industrial Development Authority, Howard Hughes Medical, Series E
0.210%, 09/01/2010 Δ	10,000	10,000

		36,570

Washington – 2.6%
King County (General Obligation)
2.000%, 06/15/2011	15,000	15,190
Washington State (General Obligation)
0.300%, 09/02/2010 Δ ■	2,760	2,760
Washington State Housing Finance Commission, Annie Wright School (LOC: Bank of America)
0.230%, 09/01/2010 Δ	4,310	4,310

The accompanying notes are an integral part of the financial statements.

16   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE >

Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
0.290%, 09/02/2010 Δ	$4,300	$4,300

		26,560

West Virginia – 0.1%
West Virginia State Hospital Finance Authority, United Health, Series B (LOC: JPMorgan Chase Bank)
0.260%, 09/01/2010 Δ	1,400	1,400

Wisconsin – 1.6%
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.280%, 09/02/2010 Δ	820	820
Wisconsin State Health & Educational Facilities, National Regency (LOC: JPMorgan Chase Bank)
0.250%, 09/01/2010 Δ	7,450	7,450
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.360%, 09/01/2010 Δ	5,750	5,750
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
0.290%, 09/02/2010 Δ	3,080	3,080

		17,100

Wyoming – 0.3%
Sweetwater County Pollution Control, Pacificorp Project, Series A (LOC: Barclays Bank)
0.280%, 09/01/2010 Δ	2,650	2,650

Total Municipal Notes and Bonds
(Cost $1,010,974)		1,010,974

Government Agency Debt – 2.9%
Federal Home Loan Bank
0.100%, 09/01/2010 ¤
(Cost $29,898)	29,898	29,898

Total Investments ▲ – 100.4%
(Cost $1,040,872)		1,040,872

Other Assets and Liabilities, Net – (0.4)%		(3,632)

Total Net Assets – 100.0%		$1,037,240

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2010. The date shown is the next reset date.

◊	Pre-refunded issues are typically backed by U.S. Government obligations which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

«	Security purchased on a when-issued basis. On August 31, 2010 the total cost of investments purchased on a when-issued basis was $5,029 or 0.5% of total net assets.

■	Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2010, the value of these investments was $13,990 or 1.3% of total net assets.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▲	On August 31, 2010, the cost of investments for federal income tax purposes was $1,040,872. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AGM – Assured Guaranty Municipal Corporation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

INS – Insured

LOC – Letter of Credit

MSDCEP – Minnesota School District Credit Enhancement Program

PSF – Permanent School Fund

SCSDE – South Carolina School District Enhancement Program

SPA – Standby Purchase Agreement

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   17

Schedule of Investments  August 31, 2010, all dollars are rounded to thousands (000)

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE >

Treasury Debt – 32.0%
U.S. Treasury Bills Ä
0.217%, 09/09/2010 ▼	$400,000	$399,981
0.247%, 10/07/2010 ▼	250,000	249,938
0.231%, 10/21/2010 ▼	600,000	599,808
0.231%, 10/28/2010 ▼	200,000	199,927
0.231%, 11/18/2010	100,000	99,950
U.S. Treasury Notes
1.125%, 11/30/2010	100,000	100,199
5.000%, 02/15/2011	100,000	102,138
0.875%, 02/28/2011	475,000	476,277
0.875%, 04/30/2011	100,000	100,356
4.875%, 05/31/2011	200,000	206,813
0.875%, 05/31/2011	100,000	100,443
1.000%, 08/31/2011	300,000	302,072

Total Treasury Debt
(Cost $2,937,902)		2,937,902

Other Note – 0.5%
Bank of America (FDIC Insured)
0.566%, 09/13/2010 Δ
(Cost $50,003)	50,000	50,003

Treasury Repurchase Agreements – 67.4%
Bank of America Securities
0.230%, dated 08/31/2010, matures
09/01/2010, repurchase price $431,812 (Collateralized by U.S. Treasury Obligations:
Total value $440,445)	431,809	431,809
Barclays Capital
0.240%, dated 08/31/2010, matures
09/01/2010, repurchase price $600,004 (Collateralized by U.S. Treasury Obligations:
Total value $612,000)	600,000	600,000
Calyon Securities USA
0.240%, dated 08/31/2010, matures
09/01/2010, repurchase price $1,950,013 (Collateralized by U.S. Treasury Obligations:
Total value $1,989,000)	1,950,000	1,950,000
Credit Suisse Securities USA
0.200%, dated 08/11/2010, matures
09/01/2010, repurchase price $200,023 (Collateralized by U.S. Treasury Obligations:
Total value $204,003)	200,000	200,000
Greenwich Capital Markets
0.240%, dated 08/31/2010, matures
09/01/2010, repurchase price $1,500,010 (Collateralized by U.S. Treasury Obligations:
Total value $1,530,001)	1,500,000	1,500,000
HSBC Securities USA
0.230%, dated 08/31/2010, matures
09/01/2010, repurchase price $900,006 (Collateralized by U.S. Treasury Obligations:
Total value $918,004)	900,000	900,000
ING Financial Markets
0.230%, dated 08/31/2010, matures
09/01/2010, repurchase price $200,001 (Collateralized by U.S. Treasury Obligations:
Total value $204,005)	200,000	200,000
Societe Generale, NY
0.230%, dated 08/31/2010, matures
09/01/2010, repurchase price $400,003 (Collateralized by U.S. Treasury Obligations:
Total value $408,000)	400,000	400,000

Total Treasury Repurchase Agreements
(Cost $6,181,809)		$6,181,809

Investments Purchased with Proceeds from Securities Lending † – 10.6%
Treasury Repurchase Agreements – 10.6%
Barclays Capital
0.250%, dated 08/31/2010, matures
09/01/2010, repurchase price $459,003 (Collateralized by U.S. Treasury Obligations:
Total value $468,180)	459,000	459,000
Morgan Stanley
0.220%, dated 08/31/2010, matures
09/01/2010, repurchase price $510,003 (Collateralized by U.S. Treasury Obligations:
Total value $520,200)	510,000	510,000

Total Investments Purchased with Proceeds from Securities Lending
(Cost $969,000)		969,000

Total Investments ▲ – 110.5%
(Cost $10,138,714)		10,138,714

Other Assets and Liabilities, Net – (10.5)%		(967,361)

Total Net Assets – 100.0%		$9,171,353

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

Ä	Yield shown is effective yield as of August 31, 2010.

▼	This security or a portion of this security is out on loan at August 31, 2010. Total loaned securities had a value of $949,902 at August 31, 2010.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2010. The date shown is the next reset date.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

▲	On August 31, 2010, the cost of investments for federal income tax purposes was $10,138,714. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

18   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

U.S. Treasury Money Market Fund
DESCRIPTION	PAR	VALUE >

Treasury Debt – 100.0%
U.S. Treasury Bills Ä
0.147%, 09/02/2010	$53,281	$53,281
0.158%, 09/09/2010	40,341	40,339
0.153%, 09/16/2010	37,394	37,392
0.157%, 09/23/2010	33,608	33,605
0.164%, 09/30/2010	103,505	103,491
0.151%, 10/07/2010	35,971	35,965
0.168%, 10/14/2010	55,000	54,989
0.148%, 10/21/2010	54,035	54,024
0.187%, 10/28/2010	5,641	5,639
0.135%, 11/04/2010	37,864	37,855
0.149%, 11/12/2010	99	99
0.206%, 11/18/2010	4,872	4,870
0.160%, 11/26/2010	54,975	54,954
0.178%, 01/06/2011	49,814	49,783
0.225%, 01/13/2011	27,499	27,476
0.191%, 01/20/2011	11,958	11,949
0.185%, 02/03/2011	10,000	9,992
0.182%, 02/17/2011	1,423	1,422

Total Treasury Debt
(Cost $617,125)		617,125

Total Investments ▲ – 100.0%
(Cost $617,125)		617,125

Other Assets and Liabilities, Net – 0.0%		(76)

Total Net Assets – 100.0%		$617,049

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements

Ä	Yield shown is effective yield as of August 31, 2010.

▲	On August 31, 2010, the cost of investments for federal income tax purposes was $617,125. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost were both $0.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   19

Statements of Assets and Liabilities	August 31, 2010, all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities, at value† (note 2)	$8,189,309	$15,848,401	$1,040,872	$2,987,905	$617,125
Investments purchased with proceeds from securities lending, at value (note 2)	1,020	—	—	969,000	—
Repurchase agreements, at value (note 2)	5,456,457	3,111,734	—	6,181,809	—
Cash	—	71	998	1	1
Receivable for interest	10,872	5,509	682	3,688	—
Receivable for capital shares sold	4	655	—	11	—
Other prepaid expenses and other assets	16	63	25	63	23

Total assets	13,657,678	18,966,433	1,042,577	10,142,477	617,149

LIABILITIES:
Dividends payable	143	1,644	55	93	—
Payable for investments purchased	315,414	210,388	5,029	—	—
Payable upon return of securities loaned (note 2)	1,020	—	—	969,000	—
Payable for capital shares redeemed	2	224	—	19	—
Payable to affiliates (note 3)	2,570	3,845	215	1,583	90
Payable for distribution and shareholder servicing fees	354	1,031	20	412	—
Accrued expenses and other liabilities	17	17	18	17	10

Total liabilities	319,520	217,149	5,337	971,124	100

Net assets	$13,338,158	$18,749,284	$1,037,240	$9,171,353	$617,049

COMPOSITION OF NET ASSETS:
Portfolio capital	$13,338,178	$18,749,366	$1,037,234	$9,172,013	$617,038
Undistributed (distributions in excess of) net investment income	289	160	6	(43)	(8)
Accumulated net realized gain (loss) on investments (note 2)	(309)	(242)	—	(617)	19

Net assets	$13,338,158	$18,749,284	$1,037,240	$9,171,353	$617,049

† Including securities loaned, at value	$1,000	$—	$—	$949,902	$—

The accompanying notes are an integral part of the financial statements.

20   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Statements of Assets and Liabilities	continued

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

Class A:
Net assets	$295,439	$1,324,087	$74,301	$868,658	$51,490
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	295,442	1,324,270	74,327	868,685	51,485
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	$—	$1,152	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,154	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class C:
Net assets	$—	$2,543	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 1 billion authorized)	—	2,542	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class D:
Net assets	$2,525,955	$1,513,140	$28,380	$2,708,770	$115,634
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,525,975	1,513,052	28,376	2,709,002	115,620
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$1,633,364	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,633,452	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$5,141,352	$3,741,060	$573,858	$3,297,924	$315,695
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	5,141,458	3,741,109	573,829	3,298,191	315,671
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$4,292,577	$9,608,076	$348,256	$1,398,900	$97,034
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	4,292,563	9,608,291	348,237	1,399,072	97,025
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$1,082,835	$925,862	$12,445	$480,749	$37,196
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,082,824	925,686	12,445	480,701	37,186
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$416,352	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	416,410	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   21

Statements of Operations	For the year ended August 31, 2010, all dollars are rounded to thousands (000)

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$44,656	$80,990	$3,396	$20,145	$881
Securities lending income (note 2)	2	—	—	198	—

Total investment income	44,658	80,990	3,396	20,343	881

EXPENSES (note 3):
Investment advisory fees	16,328	24,071	1,291	10,201	704
Administration fees and expenses	20,070	29,989	1,628	12,865	905
Transfer agent fees and expenses	121	285	119	139	118
Custodian fees	816	1,204	64	510	35
Legal fees	18	18	18	18	18
Audit fees	30	30	30	30	30
Postage and printing fees	230	352	19	169	11
Directors’ fees	33	32	32	32	32
Treasury Guarantee Program fees (note 7)	—	330	38	—	—
Other expenses	21	240	105	167	92
Distribution and shareholder servicing fees:
Class A	2,238	7,215	505	4,546	273
Class B	—	12	—	—	—
Class C	—	27	—	—	—
Class D	10,538	7,257	146	11,319	528
Reserve Class	—	—	—	3,240	—
Shareholder servicing fees:
Class I	—	5,475	—	—	—
Class Y	13,460	12,064	1,640	10,143	878
Institutional Investor Class	2,279	1,218	19	608	90

Total expenses	66,182	89,819	5,654	53,987	3,714

Less: Fee waivers (note 3)	(24,391)	(21,374)	(2,371)	(33,670)	(2,833)
Less: Expense Reimbursement from Regulatory Settlement (note 8)	—	(469)	(52)	(90)	—

Total net expenses	41,791	67,976	3,231	20,227	881

Investment income – net	2,867	13,014	165	116	—

Net gain (loss) on investments	119	176	2	(541)	19

Net increase (decrease) in net assets resulting from operations	$2,986	$13,190	$167	$(425)	$19

The accompanying notes are an integral part of the financial statements.

22   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

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FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   23

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government		Prime
	Obligations Fund		Obligations Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/10	8/31/09	8/31/10	8/31/09

OPERATIONS:
Investment income – net	$2,867	$123,883	$13,014	$262,981
Net realized gain (loss) on investments	119	(48)	176	(10,288)
Reimbursement from affiliate (note 6)	—	—	—	10,193

Net increase (decrease) in net assets resulting from operations	2,986	123,835	13,190	262,886

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	(3,139)	(33)	(14,904)
Class B	—	—	—	(12)
Class C	—	—	—	(16)
Class D	—	(15,994)	(36)	(16,995)
Class I	—	—	(45)	(15,287)
Class Y	—	(44,430)	(97)	(78,992)
Class Z	(2,738)	(47,312)	(12,463)	(125,052)
Institutional Investor Class	(129)	(13,008)	(340)	(11,726)
Reserve Class	—	—	—	—
Net realized gain on investments:
Class A	—	—	—	—
Class D	—	—	—	—
Class Y	—	—	—	—
Class Z	—	—	—	—
Institutional Investor Class	—	—	—	—

Total distributions	(2,867)	(123,883)	(13,014)	(262,984)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	1,357,368	5,124,764	2,644,701	5,677,611
Reinvestment of distributions	—	371	—	13,410
Payments for redemptions	(1,592,243)	(5,305,502)	(2,997,343)	(6,329,406)

Decrease in net assets from Class A transactions	(234,875)	(180,367)	(352,642)	(638,385)

Class B:
Proceeds from sales	—	—	740	1,623
Reinvestment of distributions	—	—	—	16
Payments for redemptions	—	—	(1,030)	(5,810)

Decrease in net assets from Class B transactions	—	—	(290)	(4,171)

Class C:
Proceeds from sales	—	—	1,051	2,232
Reinvestment of distributions	—	—	—	21
Payments for redemptions	—	—	(1,816)	(4,002)

Decrease in net assets from Class C transactions	—	—	(765)	(1,749)

Class D:
Proceeds from sales	9,424,827	14,156,359	5,203,670	21,282,460
Reinvestment of distributions	—	—	—	1
Payments for redemptions	(9,872,773)	(13,811,377)	(6,163,678)	(20,745,388)

Increase (decrease) in net assets from Class D transactions	(447,946)	344,982	(960,008)	537,073

Class I:
Proceeds from sales	—	—	13,682,893	16,373,745
Reinvestment of distributions	—	—	1	484
Payments for redemptions	—	—	(17,325,045)	(12,707,653)

Increase (decrease) in net assets from Class I transactions	—	—	(3,642,151)	3,666,576

The accompanying notes are an integral part of the financial statements.

24   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

$165	$16,037	$116	$30,123	$—	$2,920
2	237	(541)	—	19	89
—	—	—	—	—	—

167	16,274	(425)	30,123	19	3,009

(4)	(1,119)	(8)	(1,022)	—	(98)
—	—	—	—	—	—
—	—	—	—	—	—
(1)	(799)	(26)	(6,282)	—	(401)
—	—	—	—	—	—
(28)	(8,165)	(33)	(9,162)	—	(1,129)
(131)	(5,688)	(40)	(11,083)	—	(829)
(1)	(266)	(5)	(2,027)	—	(463)
—	—	(4)	(547)	—	—

—	(20)	—	—	—	(3)
—	(15)	—	—	—	(7)
—	(152)	—	—	—	(17)
—	(74)	—	—	—	(9)
—	(5)	—	—	—	(5)

(165)	(16,303)	(116)	(30,123)	—	(2,961)

135,792	431,078	2,054,150	3,260,010	116,419	277,559
—	942	—	66	—	10
(186,021)	(563,253)	(2,125,820)	(3,711,668)	(127,125)	(304,876)

(50,229)	(131,233)	(71,670)	(451,592)	(10,706)	(27,307)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

50,278	37,628	6,239,051	11,573,864	607,563	1,642,475
—	—	—	—	—	—
(70,782)	(148,666)	(6,941,544)	(15,030,975)	(625,814)	(1,830,034)

(20,504)	(111,038)	(702,493)	(3,457,111)	(18,251)	(187,559)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   25

Statements of Changes in Net Assets	continued

	Government		Prime
	Obligations Fund		Obligations Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/10	8/31/09	8/31/10	8/31/09

Class Y:
Proceeds from sales	$21,924,830	$61,077,858	$88,360,691	$48,151,920
Reinvestment of distributions	—	8,744	16	26,638
Payments for redemptions	(23,620,941)	(61,185,123)	(91,869,250)	(49,021,748)

Decrease in net assets from Class Y transactions	(1,696,111)	(98,521)	(3,508,543)	(843,190)

Class Z:
Proceeds from sales	60,736,061	66,043,844	60,402,827	75,653,005
Reinvestment of distributions	652	6,141	1,840	18,404
Payments for redemptions	(64,846,723)	(59,562,806)	(64,542,541)	(70,789,937)

Increase (decrease) in net assets from Class Z transactions	(4,110,010)	6,487,179	(4,137,874)	4,881,472

Institutional Investor Class:
Proceeds from sales	12,166,569	16,463,104	7,716,104	11,771,024
Reinvestment of distributions	3	53	7	323
Payments for redemptions	(13,958,791)	(14,049,457)	(8,484,233)	(11,432,148)

Increase (decrease) in net assets from Institutional Investor Class transactions	(1,792,219)	2,413,700	(768,122)	339,199

Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—

Decrease in net assets from Reserve Class transactions	—	—	—	—

Increase (decrease) in net assets from capital share transactions	(8,281,161)	8,966,973	(13,370,395)	7,936,825

Total increase (decrease) in net assets	(8,281,042)	8,966,925	(13,370,219)	7,936,727
Net assets at beginning of year	21,619,200	12,652,275	32,119,503	24,182,776

Net assets at end of year	$13,338,158	$21,619,200	$18,749,284	$32,119,503

Undistributed (distributions in excess of) net investment income	$(37)	$(37)	$160	$160

The accompanying notes are an integral part of the financial statements.

26   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
8/31/10	8/31/09	8/31/10	8/31/09	8/31/10	8/31/09

$1,255,154	$1,655,818	$13,514,189	$17,348,619	$1,810,752	$2,784,677
—	1,015	—	1,703	—	269
(1,434,703)	(2,185,328)	(14,908,262)	(18,140,162)	(1,921,942)	(2,928,839)

(179,549)	(528,495)	(1,394,073)	(789,840)	(111,190)	(143,893)

1,066,951	1,821,251	8,081,976	24,012,933	259,845	815,880
5	168	11	3,945	—	410
(1,450,172)	(1,734,380)	(8,609,911)	(25,803,450)	(400,299)	(798,090)

(383,216)	87,039	(527,924)	(1,786,572)	(140,454)	18,200

133,271	88,318	3,945,889	2,602,128	560,488	1,342,127
—	—	—	41	—	344
(136,037)	(114,447)	(3,991,175)	(2,842,835)	(672,943)	(1,318,047)

(2,766)	(26,129)	(45,286)	(240,666)	(112,455)	24,424

—	—	783,113	1,209,789	—	—
—	—	—	686	—	—
—	—	(969,065)	(1,581,393)	—	—

—	—	(185,952)	(370,918)	—	—

(636,264)	(709,856)	(2,927,398)	(7,096,699)	(393,056)	(316,135)

(636,262)	(709,885)	(2,927,939)	(7,096,699)	(393,037)	(316,087)
1,673,502	2,383,387	12,099,292	19,195,991	1,010,086	1,326,173

$1,037,240	$1,673,502	$9,171,353	$12,099,292	$617,049	$1,010,086

$88	$88	$(16)	$(16)	$(3)	$(3)

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   27

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[3]

Government Obligations Fund
Class A
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.004	(0.004)	1.00	0.36
2008[1]	1.00	0.028	(0.028)	1.00	2.79
2007[1]	1.00	0.046	(0.046)	1.00	4.66
2006[1]	1.00	0.038	(0.038)	1.00	3.86
Class D
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.004	(0.004)	1.00	0.44
2008[1]	1.00	0.029	(0.029)	1.00	2.95
2007[1]	1.00	0.047	(0.047)	1.00	4.82
2006[1]	1.00	0.039	(0.039)	1.00	4.01
Class Y
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.005	(0.005)	1.00	0.55
2008[1]	1.00	0.031	(0.031)	1.00	3.10
2007[1]	1.00	0.049	(0.049)	1.00	4.97
2006[1]	1.00	0.041	(0.041)	1.00	4.17
Class Z
2010[1]	$1.00	$—	$—	$1.00	0.04%
2009[1]	1.00	0.008	(0.008)	1.00	0.79
2008[1]	1.00	0.033	(0.033)	1.00	3.36
2007[1]	1.00	0.051	(0.051)	1.00	5.23
2006[1]	1.00	0.043	(0.043)	1.00	4.43
Institutional Investor Class
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.007	(0.007)	1.00	0.69
2008[1]	1.00	0.032	(0.032)	1.00	3.25
2007[1]	1.00	0.050	(0.050)	1.00	5.13
2006[2]	1.00	0.020	(0.020)	1.00	2.03

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[3]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

28   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$295,439	0.27%	0.00%	0.78%	(0.51)%
530,312	0.67	0.31	0.79	0.19
710,680	0.75	2.58	0.78	2.55
384,673	0.75	4.56	0.78	4.53
429,573	0.75	3.96	0.80	3.91

$2,525,955	0.27%	0.00%	0.63%	(0.36)%
2,973,885	0.59	0.40	0.65	0.34
2,628,910	0.60	2.59	0.63	2.56
1,320,996	0.60	4.71	0.63	4.68
1,307,002	0.60	3.90	0.65	3.85

$5,141,352	0.27%	0.00%	0.48%	(0.21)%
6,837,427	0.48	0.52	0.50	0.50
6,935,957	0.45	2.81	0.48	2.78
3,649,102	0.45	4.86	0.48	4.83
3,128,539	0.45	4.17	0.50	4.12

$4,292,577	0.23%	0.05%	0.23%	0.05%
8,402,541	0.24	0.59	0.24	0.59
1,915,386	0.20	3.04	0.23	3.01
784,556	0.20	5.10	0.23	5.07
434,248	0.20	4.34	0.25	4.29

$1,082,835	0.27%	0.01%	0.33%	(0.05)%
2,875,035	0.34	0.49	0.34	0.49
461,342	0.30	3.16	0.33	3.13
442,701	0.30	5.01	0.33	4.98
19,271	0.30	4.90	0.35	4.85

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   29

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[3]

Prime Obligations Fund
Class A
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.007	(0.007)	1.00	0.67	[4]
2008[1]	1.00	0.031	(0.031)	1.00	3.17	[4]
2007[1]	1.00	0.046	(0.046)	1.00	4.70
2006[1]	1.00	0.038	(0.038)	1.00	3.88
Class B
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.004	(0.004)	1.00	0.45	[4]
2008[1]	1.00	0.026	(0.026)	1.00	2.70	[4]
2007[1]	1.00	0.042	(0.042)	1.00	4.23
2006[1]	1.00	0.034	(0.034)	1.00	3.42
Class C
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.004	(0.004)	1.00	0.45	[4]
2008[1]	1.00	0.027	(0.027)	1.00	2.71	[4]
2007[1]	1.00	0.042	(0.042)	1.00	4.26
2006[1]	1.00	0.034	(0.034)	1.00	3.42
Class D
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.008	(0.008)	1.00	0.79	[4]
2008[1]	1.00	0.033	(0.033)	1.00	3.32	[4]
2007[1]	1.00	0.048	(0.048)	1.00	4.86
2006[1]	1.00	0.040	(0.040)	1.00	4.04
Class I
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.010	(0.010)	1.00	0.98	[4]
2008[1]	1.00	0.035	(0.035)	1.00	3.56	[4]
2007[1]	1.00	0.050	(0.050)	1.00	5.10
2006[1]	1.00	0.042	(0.042)	1.00	4.28
Class Y
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.009	(0.009)	1.00	0.92	[4]
2008[1]	1.00	0.034	(0.034)	1.00	3.48	[4]
2007[1]	1.00	0.049	(0.049)	1.00	5.02
2006[1]	1.00	0.041	(0.041)	1.00	4.20
Class Z
2010[1]	$1.00	$0.001	$(0.001)	$1.00	0.10%
2009[1]	1.00	0.012	(0.012)	1.00	1.18	[4]
2008[1]	1.00	0.037	(0.037)	1.00	3.77	[4]
2007[1]	1.00	0.052	(0.052)	1.00	5.31
2006[1]	1.00	0.044	(0.044)	1.00	4.49
Institutional Investor Class
2010[1]	$1.00	$—	$—	$1.00	0.02%
2009[1]	1.00	0.011	(0.011)	1.00	1.08	[4]
2008[1]	1.00	0.036	(0.036)	1.00	3.66	[4]
2007[1]	1.00	0.051	(0.051)	1.00	5.20
2006[2]	1.00	0.020	(0.020)	1.00	2.05

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[3]	Total return would have been lower had certain expenses not been waived.

[4]	The impact on total return due to the reimbursement from affiliate was less than 0.01% (note 6).

The accompanying notes are an integral part of the financial statements.

30   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$1,324,087	0.33%	0.00%	0.78%	(0.45)%
1,676,718	0.76	0.71	0.81	0.66
2,315,088	0.78	3.08	0.78	3.08
2,048,485	0.78	4.60	0.78	4.60
1,707,450	0.78	3.81	0.79	3.80

$1,152	0.33%	0.00%	1.23%	(0.90)%
1,439	1.02	0.48	1.27	0.23
5,610	1.23	2.63	1.23	2.63
11,789	1.23	4.16	1.23	4.16
11,769	1.23	3.40	1.24	3.39

$2,543	0.33%	0.00%	1.23%	(0.90)%
3,312	0.98	0.43	1.26	0.15
5,060	1.23	2.65	1.23	2.65
10,545	1.23	4.18	1.23	4.18
14,486	1.23	3.41	1.24	3.40

$1,513,140	0.34%	0.00%	0.64%	(0.30)%
2,473,134	0.64	0.71	0.66	0.69
1,936,019	0.63	3.07	0.63	3.07
1,102,093	0.63	4.76	0.63	4.76
965,305	0.63	4.00	0.64	3.99

$1,633,364	0.34%	0.00%	0.43%	(0.09)%
5,275,495	0.45	0.81	0.46	0.80
1,608,965	0.40	3.49	0.43	3.46
1,652,385	0.40	4.98	0.43	4.95
1,932,477	0.40	4.16	0.44	4.12

$3,741,060	0.34%	0.00%	0.48%	(0.14)%
7,249,566	0.51	0.89	0.51	0.89
8,092,898	0.48	3.35	0.48	3.35
6,189,316	0.48	4.90	0.48	4.90
5,900,840	0.48	4.15	0.49	4.14

$9,608,076	0.23%	0.10%	0.23%	0.10%
13,745,864	0.25	1.03	0.26	1.02
8,864,378	0.20	3.49	0.23	3.46
6,100,756	0.20	5.19	0.23	5.16
5,095,307	0.20	4.48	0.24	4.44

$925,862	0.31%	0.03%	0.33%	0.01%
1,693,975	0.35	0.95	0.36	0.94
1,354,758	0.30	3.64	0.33	3.61
777,714	0.30	5.09	0.33	5.06
228,587	0.30	4.93	0.34	4.89

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   31

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[3]

Tax Free Obligations Fund
Class A
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.004	(0.004)	1.00	0.47
2008[1]	1.00	0.018	(0.018)	1.00	1.86
2007[1]	1.00	0.029	(0.029)	1.00	2.94
2006[1]	1.00	0.024	(0.024)	1.00	2.45
Class D
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.005	(0.005)	1.00	0.52
2008[1]	1.00	0.020	(0.020)	1.00	2.01
2007[1]	1.00	0.031	(0.031)	1.00	3.09
2006[1]	1.00	0.026	(0.026)	1.00	2.61
Class Y
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.006	(0.006)	1.00	0.59
2008[1]	1.00	0.021	(0.021)	1.00	2.17
2007[1]	1.00	0.032	(0.032)	1.00	3.25
2006[1]	1.00	0.027	(0.027)	1.00	2.76
Class Z
2010[1]	$1.00	$—	$—	$1.00	0.03%
2009[1]	1.00	0.008	(0.008)	1.00	0.80
2008[1]	1.00	0.024	(0.024)	1.00	2.42
2007[1]	1.00	0.035	(0.035)	1.00	3.51
2006[1]	1.00	0.030	(0.030)	1.00	3.02
Institutional Investor Class
2010[1]	$1.00	$—	$—	$1.00	0.01%
2009[1]	1.00	0.007	(0.007)	1.00	0.70
2008[1]	1.00	0.023	(0.023)	1.00	2.32
2007[1]	1.00	0.034	(0.034)	1.00	3.40
2006[2]	1.00	0.014	(0.014)	1.00	1.37

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[3]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

32   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$74,301	0.26%	0.00%	0.81%	(0.55)%
124,530	0.63	0.60	0.83	0.40
255,762	0.75	1.80	0.79	1.76
172,416	0.75	2.90	0.80	2.85
172,800	0.75	2.43	0.80	2.38

$28,380	0.26%	0.00%	0.66%	(0.40)%
48,884	0.57	0.64	0.68	0.53
159,924	0.60	1.75	0.64	1.71
51,119	0.60	3.05	0.65	3.00
47,306	0.60	2.60	0.65	2.55

$573,858	0.26%	0.00%	0.51%	(0.25)%
753,405	0.49	0.69	0.53	0.65
1,281,930	0.45	2.12	0.49	2.08
1,197,152	0.45	3.20	0.50	3.15
884,041	0.45	2.71	0.50	2.66

$348,256	0.24%	0.03%	0.26%	0.01%
731,472	0.27	0.75	0.28	0.74
644,429	0.20	2.52	0.24	2.48
923,878	0.20	3.46	0.25	3.41
711,489	0.20	2.99	0.25	2.94

$12,445	0.25%	0.00%	0.35%	(0.10)%
15,211	0.37	0.80	0.38	0.79
41,342	0.30	2.31	0.34	2.27
35,327	0.30	3.35	0.35	3.30
10,092	0.30	3.26	0.35	3.21

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   33

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[3]

Treasury Obligations Fund
Class A
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.001	(0.001)	1.00	0.07
2008[1]	1.00	0.023	(0.023)	1.00	2.30
2007[1]	1.00	0.045	(0.045)	1.00	4.55
2006[1]	1.00	0.037	(0.037)	1.00	3.79
Class D
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.001	(0.001)	1.00	0.11
2008[1]	1.00	0.024	(0.024)	1.00	2.45
2007[1]	1.00	0.046	(0.046)	1.00	4.71
2006[1]	1.00	0.039	(0.039)	1.00	3.95
Class Y
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.002	(0.002)	1.00	0.18
2008[1]	1.00	0.027	(0.027)	1.00	2.60
2007[1]	1.00	0.048	(0.048)	1.00	4.86
2006[1]	1.00	0.040	(0.040)	1.00	4.10
Class Z
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.004	(0.004)	1.00	0.36
2008[1]	1.00	0.028	(0.028)	1.00	2.86
2007[1]	1.00	0.051	(0.051)	1.00	5.13
2006[1]	1.00	0.043	(0.043)	1.00	4.36
Institutional Investor Class
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.003	(0.003)	1.00	0.28
2008[1]	1.00	0.027	(0.027)	1.00	2.75
2007[1]	1.00	0.049	(0.049)	1.00	5.02
2006[2]	1.00	0.020	(0.020)	1.00	2.00
Reserve Class
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.001	(0.001)	1.00	0.06
2008[1]	1.00	0.024	(0.024)	1.00	2.11
2007[1]	1.00	0.043	(0.043)	1.00	4.35
2006[1]	1.00	0.035	(0.035)	1.00	3.60

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[3]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

34   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$868,658	0.20%	0.00%	0.78%	(0.58)%
940,369	0.53	0.09	0.79	(0.17)
1,391,961	0.75	2.34	0.78	2.31
1,719,685	0.75	4.46	0.78	4.43
1,496,419	0.75	3.76	0.79	3.72

$2,708,770	0.20%	0.00%	0.63%	(0.43)%
3,411,407	0.50	0.15	0.64	0.01
6,868,518	0.60	2.45	0.63	2.42
7,232,055	0.60	4.61	0.63	4.58
6,051,333	0.60	3.93	0.64	3.89

$3,297,924	0.20%	0.00%	0.48%	(0.28)%
4,692,210	0.41	0.19	0.49	0.11
5,482,050	0.45	2.62	0.48	2.59
6,143,979	0.45	4.75	0.48	4.72
5,395,566	0.45	4.14	0.49	4.10

$1,398,900	0.20%	0.00%	0.23%	(0.03)%
1,926,914	0.23	0.38	0.24	0.37
3,713,560	0.20	2.74	0.23	2.71
2,596,399	0.20	4.98	0.23	4.95
877,206	0.20	4.29	0.24	4.25

$480,749	0.20%	0.00%	0.33%	(0.13)%
526,060	0.31	0.32	0.34	0.29
766,652	0.30	2.68	0.33	2.65
693,614	0.30	4.89	0.33	4.86
437,586	0.30	4.87	0.34	4.83

$416,352	0.20%	0.00%	0.98%	(0.78)%
602,332	0.56	0.08	0.99	(0.35)
973,250	0.93	2.13	0.98	2.08
1,167,569	0.94	4.27	0.98	4.23
1,361,851	0.94	3.57	0.99	3.52

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   35

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[3]

U.S. Treasury Money Market Fund
Class A
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.001	(0.001)	1.00	0.08
2008[1]	1.00	0.020	(0.020)	1.00	2.00
2007[1]	1.00	0.043	(0.043)	1.00	4.31
2006[1]	1.00	0.035	(0.035)	1.00	3.56
Class D
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.001	(0.001)	1.00	0.12
2008[1]	1.00	0.021	(0.021)	1.00	2.15
2007[1]	1.00	0.044	(0.044)	1.00	4.47
2006[1]	1.00	0.037	(0.037)	1.00	3.71
Class Y
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.002	(0.002)	1.00	0.16
2008[1]	1.00	0.023	(0.023)	1.00	2.30
2007[1]	1.00	0.046	(0.046)	1.00	4.62
2006[1]	1.00	0.038	(0.038)	1.00	3.87
Class Z
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.003	(0.003)	1.00	0.27
2008[1]	1.00	0.025	(0.025)	1.00	2.56
2007[1]	1.00	0.048	(0.048)	1.00	4.88
2006[1]	1.00	0.041	(0.041)	1.00	4.15
Institutional Investor Class
2010[1]	$1.00	$—	$—	$1.00	0.00%
2009[1]	1.00	0.002	(0.002)	1.00	0.22
2008[1]	1.00	0.024	(0.024)	1.00	2.46
2007[1]	1.00	0.047	(0.047)	1.00	4.78
2006[2]	1.00	0.019	(0.019)	1.00	1.91

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[3]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

36   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$51,490	0.12%	0.00%	0.82%	(0.70)%
62,194	0.44	0.11	0.77	(0.22)
89,497	0.75	1.64	0.80	1.59
17,727	0.75	4.25	0.82	4.18
66,783	0.75	3.96	0.84	3.87

$115,634	0.13%	0.00%	0.68%	(0.55)%
133,882	0.42	0.16	0.64	(0.06)
321,431	0.60	2.09	0.65	2.04
230,031	0.60	4.37	0.67	4.30
188,499	0.60	3.62	0.69	3.53

$315,695	0.12%	0.00%	0.52%	(0.40)%
426,875	0.36	0.18	0.50	0.04
570,751	0.45	2.22	0.50	2.17
462,391	0.45	4.53	0.52	4.46
355,081	0.45	3.91	0.54	3.82

$97,034	0.14%	0.00%	0.27%	(0.13)%
237,487	0.23	0.30	0.25	0.28
219,278	0.20	2.33	0.25	2.28
117,843	0.20	4.80	0.27	4.73
124,961	0.20	4.66	0.29	4.57

$37,196	0.12%	0.00%	0.37%	(0.25)%
149,648	0.29	0.22	0.36	0.15
125,216	0.30	1.68	0.35	1.63
2,452	0.30	4.69	0.37	4.62
16,084	0.30	4.68	0.39	4.59

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   37

Notes to Financial Statements	August 31, 2010, all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Class A shares are not subject to sales charges. During the period, Class B and Class C shares of Prime Obligations Fund were only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or for Class C shares, in establishing a systematic exchange program that would be used to purchase Class C shares of those funds. Effective September 21, 2010, Class B and Class C shares of Prime Obligations Fund are closed to new investors and additional investments. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. Investments in other money market funds are valued at their respective net asset values on the valuation date. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2010, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the

38   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.

As of August 31, 2010, each fund’s investments in securities were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Fair Value

Government Obligations Fund
Government Agency Debt	$—	$8,089,110	$—	$8,089,110
Government Agency Repurchase Agreements	—	5,306,457	—	5,306,457
Treasury Repurchase Agreement	—	150,000	—	150,000
Treasury Debt	—	100,199	—	100,199
Investment Purchased with Proceeds from Securities Lending	—	1,020	—	1,020

Total Investments	$—	$13,646,786	$—	$13,646,786

Prime Obligations Fund
Commercial Paper	$—	6,772,508	$—	6,772,508
Certificates of Deposit	—	4,277,140	—	4,277,140
Government Agency Debt	—	2,118,501	—	2,118,501
Other Notes	—	1,838,566	—	1,838,566
Investment Companies	395,199	—	—	395,199
Treasury Debt	—	377,112	—	377,112
Variable Rate Demand Notes	—	69,375	—	69,375
Treasury Repurchase Agreements	—	2,018,191	—	2,018,191
Government Agency Repurchase Agreements	—	1,093,543	—	1,093,543

Total Investments	$395,199	$18,564,936	$—	$18,960,135

Tax Free Obligations Fund
Municipal Notes and Bonds	$—	1,010,974	$—	1,010,974
U.S. Government Agency Obligation	—	29,898	—	29,898

Total Investments	$—	$1,040,872	$—	$1,040,872

Treasury Obligations Fund
Treasury Debt	$—	$2,937,902	$—	$2,937,902
Other Note	—	50,003	—	50,003
Treasury Repurchase Agreements	—	6,181,809	—	6,181,809
Investments Purchased with Proceeds from Securities Lending	—	969,000	—	969,000

Total Investments	$—	$10,138,714	$—	$10,138,714

U.S. Treasury Money Market Fund
Treasury Debt	$—	$617,125	$—	$617,125

Total Investments	$—	$617,125	$—	$617,125

Refer to the Schedule of Investments for further security classification.

During the fiscal year ended August 31, 2010, there were no significant transfers between valuation levels.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At August 31, 2010, the funds did not hold any restricted securities other than the Rule 144A securities disclosed in the Schedules of Investments. None of the funds held illiquid securities at August 31, 2010.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   39

Notes to Financial Statements	August 31, 2010, all dollars and shares are rounded to thousands (000)

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2010 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

On the Statements of Assets and Liabilities the following reclassifications were made:

	August 31, 2010

		Undistributed
		(Distributions
	Accumulated	in Excess of)
	Net Realized	Net Investment	Portfolio
Fund	Gain (Loss)	Income	Capital

Government Obligations Fund	$(329)	$326	$3
Tax Free Obligations Fund	(2)	(82)	84
Treasury Obligations Fund	1	(27)	26
U.S. Treasury Money Market Fund	(46)	(5)	51

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal years ended August 31, 2010 and August 31, 2009 (adjusted by dividends payable as of August 31, 2010 and August 31, 2009) were as follows:

	August 31, 2010

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$4,098	$—	$—	$4,098
Prime Obligations Fund	14,238	—	—	14,238
Tax Free Obligations Fund	—	195	—	195
Treasury Obligations Fund	35	—	—	35
U.S. Treasury Money Market Fund	—	—	—	—

The funds designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the funds related to net capital gain to zero for the tax year ended August 31, 2010.

	August 31, 2009

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$141,953	$—	$—	$141,953
Prime Obligations Fund	308,417	—	—	308,417
Tax Free Obligations Fund	655	18,184	71	18,910
Treasury Obligations Fund	55,109	—	—	55,109
U.S. Treasury Money Market Fund	4,332	—	—	4,332

40   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

As of August 31, 2010, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated		Total
	Undistributed	Undistributed	Undistributed	Capital and		Accumulated
	Ordinary	Tax Exempt	Long-Term	Post-October	Unrealized	Earnings
Fund	Income	Income	Capital Gains	Losses	Appreciation	(Deficit)

Government Obligations Fund	$472	$—	$—	$(326)	$—	$146
Prime Obligations Fund	1,864	—	—	(242)	—	1,622
Tax Free Obligations Fund	—	75	—	—	—	75
Treasury Obligations Fund	93	—	—	(617)	—	(524)
U.S. Treasury Money Market Fund	21	—	—	—	—	21

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2010 and the deferral of wash sale losses.

As of August 31, 2010, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2011	2012	2013	2014	2015	2016	2017	2018	Total

Prime Obligations Fund	$—	$—	$—	$—	$(170)	$—	$(72)	$—	$(242)
Treasury Obligations Fund	—	—	—	(20)	(57)	(540)	—	—	(617)

Government Obligations Fund incurred a loss of $326 for tax purposes, for the period from November 1, 2009 to August 31, 2010. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2011.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, Government Obligations Fund and Treasury Obligations Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act of 1940. As of August 31, 2010, Government Obligations Fund and Treasury Obligations Fund had securities on loan with a total value of $1,000 and $949,902, respectively.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees of up to 25% of each fund’s net income from securities lending transactions and pays half of such fees to FAF Advisors, Inc. (“FAF Advisors”) for certain securities lending services provided by FAF Advisors. For the fiscal year ended August 31, 2010, Government Obligations Fund and Treasury Obligations Fund paid $1 and $68, respectively, to U.S. Bank for serving as the securities lending agent. The fund’s income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   41

Notes to Financial Statements	August 31, 2010, all dollars and shares are rounded to thousands (000)

as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2010.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2010 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets. At September 1, 2008 FAF Advisors had agreed to waive fees and reimburse other fund expenses so that total fund operating expenses (excluding fees paid for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds), as a percentage of average daily net assets, would not exceed the following amounts:

	Share Class

								Institutional
Fund	A	B	C	D	I	Y	Z	Investor	Reserve

Government Obligations Fund	0.75%	—%	—%	0.60%	—%	0.45%	0.20%	0.30%	—%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.30	—
Tax Free Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—
Treasury Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	0.94
U.S. Treasury Money Market Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the Board of Directors approved the termination of these fee waivers and reimbursements. However, the advisor agreed to waive or reimburse certain fees and expenses and the Board of Directors approved the suspension or reduction of 12b-1 fee payments, as needed, to prevent each fund’s yield for each share class from falling below 0%. Waivers and reimbursements by the advisor are voluntary and may be terminated at any time by the advisor. In order to maintain this minimum yield, FAF Advisors voluntarily waived or reimbursed investment advisory fees of $524 for U.S. Treasury Money Market Fund during the fiscal year ended August 31, 2010.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17%

42   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. Effective July 1, 2010, such administration fees are based on the aggregate average daily net assets of all open-end funds in the First American Family of Funds, other than the series of First American Strategy Funds, Inc. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, FAF Advisors voluntarily waived or reimbursed administration fees of $1,057, $332, $233, $4,706, and $550 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2010.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of- pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $4,984, $5,729, $304, $8,297 and $335 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2010.

Under the distribution agreement, the following amounts were retained by affiliates of FAF Advisors for the fiscal year ended August 31, 2010:

Fund	Amount

Government Obligations Fund	$80
Prime Obligations Fund	504
Tax Free Obligations Fund	3
Treasury Obligations Fund	377
U.S. Treasury Money Market Fund	—

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors, under which FAF Advisors has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, FAF Advisors voluntarily waived or reimbursed shareholder servicing fees of $18,350, $15,313, $1,834, $20,667, and $1,424 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2010.

Under this shareholder servicing plan and agreement, the following amounts were paid to FAF Advisors for the fiscal year ended August 31, 2010 after waivers:

Fund	Amount

Government Obligations Fund	$5,094
Prime Obligations Fund	11,587
Tax Free Obligations Fund	169
Treasury Obligations Fund	505
U.S. Treasury Money Market Fund	9

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the fiscal year ended August 31, 2010, legal fees and expenses of $25 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   43

Notes to Financial Statements	August 31, 2010, all dollars and shares are rounded to thousands (000)

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the fiscal year ended August 31, 2010, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing shares of Prime Obligations Fund were $5.

Prime Obligations Fund Class B shares converted to Class A shares (reflected as proceeds from sales of Class A shares and payments for redemptions of Class B shares) during the fiscal year ended August 31, 2010 and the fiscal year ended August 31, 2009 in the amount of 257 and 305 shares, respectively.

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At August 31, 2010, the percentage of portfolio investments by each category was as follows:

Tax Free
Obligations
Fund

Weekly Variable Rate Demand Notes	68.3%
Daily Variable Rate Demand Notes	11.5
Other Municipal Notes & Bonds	11.2
Commercial Paper & Put Bonds	6.1
Taxable Overnight Agency Discount Notes	2.9

100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2010, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free
Obligations
Fund

Revenue Bonds	85.1%
General Obligations	11.1
Tax and Revenue Anticipation Notes	3.8

100.0%

The implied credit ratings of all portfolio holdings as a percentage of total value of investments at August 31, 2010, were as follows:

Tax Free
Obligations
Standard & Poor’s/Moody’s/Fitch Ratings	Fund

AAA	56.8%
AA	34.9
A	8.3

100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

5 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 >	Reimbursement from Affiliate

On September 17, 2008, Prime Obligations Fund redeemed 675,000 shares of the Primary Fund, a series of the Reserve Fund, at a net asset value of $1.00 per share. Subsequent to such redemption and before any redemption proceeds were paid to Prime Obligation Fund, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. On October 7, 2008 an affiliate of the funds’ advisor purchased Prime Obligations Fund’s receivable for its redemption of Primary Fund shares. This receivable was purchased for cash at a net asset value of $1.00 per share redeemed plus accrued interest. The amount of $10,193 shown in Prime Obligation Fund’s Statement of Changes in Net Assets as a reimbursement from affiliate is equal to the difference between the net realizable value determined through a fair value estimation of the proceeds from Prime Obligations Fund’s redemption of the Reserve Fund shares at purchase date and the cash received from the affiliate.

44   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

7 >	Treasury Temporary Guarantee Program

At the inception of the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”), Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund elected to participate in the Program for the three-month period ended December 18, 2008. When the Secretary of the Treasury extended the Program through April 30, 2009, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund elected to continue their participation in the Program through that date. Treasury Obligations Fund and U.S. Treasury Money Market Fund discontinued their participation in the Program effective December 19, 2008. On March 31, 2009, the Treasury announced the further extension of its Temporary Guarantee Program for Money Market Funds until September 18, 2009, at which time the Program terminated for all money market funds. Prime Obligations Fund and Tax Free Obligations Fund elected to continue their participation in the Program for the period from May 1, 2009 through September 18, 2009. Government Obligations Fund discontinued its participation in the program effective May 1, 2009.

The Program sought to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Participation in the Program for the three-month period ended December 18, 2008 required a payment to the Treasury in the amount of 0.010% of the net asset value of the respective fund as of September 19, 2008. The continued participation of Government Obligations, Prime Obligations Fund and Tax Free Obligations Fund in the Program through April 30, 2009 required an additional payment to the Treasury of 0.015% of the net asset value of the respective fund as of September 19, 2008. The continued participation of Prime Obligations Fund and Tax Free Obligations Fund through September 18, 2009 required an additional payment to the Treasury in the amount of 0.015% of the net asset value of each of the participating funds as of September 19, 2008. Each fund bore the expense of its participation in the Program without regard to any fee waivers or expense limitations in effect for the funds during the period. Payments made were amortized over the period of the participation in the Program and are reflected in the Statements of Operations.

8 >	Regulatory Settlement

On August 23, 2010, Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund received settlement payments from the SEC related to the BISYS Fair Fund Settlement. The settlement was paid to funds that had used BISYS from June 1999 through June 2004. The Mercantile Funds. which subsequently merged into Prime Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund, had used BISYS as an administrator during this period. Because the settlement was for the overcharging of expenses to these funds, the amounts are shown in the funds’ Statements of Operations as an expense reimbursement from regulatory settlement.

9 >	New Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standard Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the funds to disclose purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2010. At this time management is evaluating the implications of the update and the impact to the financial statements.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   45

Notice to Shareholders	August 31, 2010 (unaudited)

TAX INFORMATION

The information set forth below is for each funds’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2011 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2010, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the year as follows:

	Long-Term	Ordinary
	Capital Gains	Income		Total
	Distributions	Distributions	Tax Exempt	Distributions
Fund	(Tax Basis)	(Tax Basis)	Interest	(Tax Basis)[1]

Government Obligations Fund	—%	100.00%	—%	100.00%
Prime Obligations Fund	—	100.00	—	100.00
Tax Free Obligations Fund	—	—	100.00	100.00
Treasury Obligations Fund	—	100.00	—	100.00
U.S. Treasury Money Market Fund	—	—	—	100.00

[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

Additional Information Applicable to Foreign Shareholders Only

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund were as follows (unaudited):

Government Obligation Fund	97.24%
Prime Obligations Fund	100.00%
Tax Free Obligations Fund	95.11%
Treasury Obligations Fund	100.00%
U.S. Treasury Money Market Fund	100.00%

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund were as follows (unaudited):

Government Obligations Fund	0.00%
Prime Obligations Fund	0.00%
Tax Free Obligations Fund	0.00%
Treasury Obligations Fund	0.00%
U.S. Treasury Money Market Fund	0.01%

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.FirstAmericanFunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.3863.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.3863 and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

46   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

MONTHLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.FirstAmericanFunds.com on a monthly basis. The funds will post such information within 5 business days of the calendar month-end.

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 3-4, 2010, the Board considered information relating to the Funds’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with its consideration. At a subsequent meeting on June 15-17, 2010, the Board concluded its consideration of and approved the Agreement through June 30, 2011.

Although the Agreement, which is with First American Funds, Inc., relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to each Fund, (2) the investment performance of each Fund, (3) the profitability of FAF Advisors related to the Funds, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to each Fund. The Board reviewed FAF Advisors’ key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the type of services customarily provided by investment advisors in the fund industry. The Board also considered compliance reports about FAF Advisors from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, quality and extent of the services provided by FAF Advisors under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ending February 28, 2010.

Government Obligations Fund. The Board considered that, on a gross-of-expenses basis, the Fund outperformed or equaled its performance universe median for the three- and five-year periods, though the Fund underperformed its performance universe median for the one-year period. The Board also considered that, net of expenses, the Fund outperformed its performance universe median for the three- and five-year periods, though the Fund underperformed its performance universe median for the one-year period. In light of the foregoing, the Board concluded that it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   47

Notice to Shareholders	August 31, 2010 (unaudited)

Prime Obligations Fund. The Board considered that, on both a gross-of-expenses basis and a net-of-expenses basis, the Fund outperformed its performance universe median for the three- and five-year periods, though it underperformed its performance universe median for the one-year period. In light of the foregoing, the Board concluded that it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

Treasury Obligations Fund. The Board considered that, on both a gross-of-expenses basis and a net-of-expenses basis, the Fund outperformed or equaled its performance universe median for all periods. In light of the Fund’s competitive performance, the Board concluded that it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

Tax Free Obligations Fund. The Board considered that, on both a gross-of-expenses basis and a net-of-expenses basis, the Fund underperformed the performance universe median for all periods. The Board considered FAF Advisors’ assertion that the Fund’s underperformance is attributable to the Fund’s high quality compared to its peers and the entirely tax-free nature of its investments. The Board also considered FAF Advisors’ assertion that, because the Fund is prohibited from buying unrated securities and does not invest in any taxable securities, including securities subject to the alternative minimum tax, the Fund’s potential universe of investments is limited compared to its peers. The Board concluded that, in light of the foregoing, it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement. The Board also concluded that it would closely monitor the performance of this Fund.

U.S. Treasury Money Market Fund. The Board considered that, on a net-of-expenses basis, the Fund performed competitively with its performance universe median for all periods. The Board also considered that, on a gross-of-expenses basis, the Fund underperformed its performance universe median for all periods. The Board considered FAF Advisors’ assertion that, unlike many funds in its performance universe, the Fund may not invest in repurchase agreements, which have a positive impact on the performance of the other funds in the performance universe. In support of this, the Board considered that the Treasury Obligations Fund, which is able to invest in repurchase agreements, outperformed the same performance universe for all periods. In light of the foregoing, the Board concluded that it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

Costs of Services and Profits Realized by FAF Advisors

The Board reviewed FAF Advisors’ costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board also considered the profitability of FAF Advisors and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisors. The Board also reviewed advisory fees for other funds advised or sub-advised by FAF Advisors and for private accounts managed by FAF Advisors. The Board found that while the management fees for FAF Advisors’ institutional separate accounts are generally lower than the management fees charged by FAF Advisors to investment companies, investment companies receive additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and each Fund’s total expense ratio after waivers compared to the median total expense ratio of comparable funds. In connection with its review of Fund fees and expenses, the Board considered FAF Advisors’ pricing philosophy. FAF Advisors attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. In addition, FAF Advisors has committed to waive its investment advisory fees to the extent necessary to maintain the Funds’ total expense ratios at levels generally in line with their respective peer groups.

The Board noted that the information provided by an independent data service reflected that each Fund’s advisory fee after waivers is lower than its peer group median. The Board also noted that each Fund’s total expense ratio, after waivers, is lower than or competitive with its peer group median. The Board concluded that the Funds’ advisory fees and total expense ratios are reasonable in light of the services provided.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, FAF Advisors has committed to waive advisory fees to the extent necessary to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by FAF Advisors to support its assertion that the median total expense ratio of a Fund’s peer group should reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of

48   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

scale which those funds realize. Therefore, by capping a Fund’s total expense ratio at a level close to the median, Fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules and any such economies of scale. In light of FAF Advisors’ commitment to keep total Fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the Funds, the Board noted that FAF Advisors and certain of its affiliates serve the Funds in various capacities, including as investment advisor, distributor, administrator, transfer agent, custodian and, for certain of the Funds, securities lending agent, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of each Agreement was in the best interest of the respective Fund and its shareholders.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   49

Notice to Shareholders	August 31, 2010 (unaudited)

Directors and Officers of the Funds

Independent Directors
Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Retired	First American Funds Complex: twelve registered investment companies, including fifty-five portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 1997	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Advisor/Consultant, Future Freight TM, a logistics/supply chain company; Director, Towne Airfreight; non-profit board member; prior to retirement in 2005, served in several executive positions including, Vice President and Chief Operating Officer, Cargo-United Airlines	First American Funds Complex: twelve registered investment companies, including fifty-five portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Investment consultant and non-profit board member since 2001; Board Chair, United Educators Insurance Company	First American Funds Complex: twelve registered investment companies, including fifty-five portfolios	None

John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 2006	Retired	First American Funds Complex: twelve registered investment companies, including fifty-five portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepard	First American Funds Complex: twelve registered investment companies, including fifty-five portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions, and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including fifty-five portfolios	Cliffs Natural Resources, Inc. (a producer of iron ore pellets and coal)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since April 1984	Attorney At Law, Owner, and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a corporation engaged in strategic planning, operations management, government relations, transportation planning, and public relations organization; Owner, Chairman, and Chief Executive Officer, Excensustm, LLC, a demographic planning and application development firm	First American Funds Complex: twelve registered investment companies, including fifty-five portfolios	None

50   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

Independent Directors – concluded
Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAF’s Board since September 1997; Director of FAF since September 1987	Board Member; Mutual Fund Directors Forum; Member, Governing Board, Investment Company Institute’s Independent Directors Council; Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm	First American Funds Complex: twelve registered investment companies, including fifty-five portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including fifty-five portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.3863 or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS 2010 ANNUAL REPORT   51

Notice to Shareholders	August 31, 2010 (unaudited)

Officers
	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President & Vice President – Investments	Re-elected by the Board annually; President of FAF since February 2001	Chief Executive Officer, FAF Advisors, Inc.; Chief Investment Officer, FAF Advisors, Inc., since September 2007

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAF since March 2000	Senior Vice President, FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since October 2004	Mutual Funds Treasurer, FAF Advisors, Inc.

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2005	Mutual Funds Assistant Treasurer, FAF Advisors, Inc.

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since March 2005	Chief Compliance Officer, FAF Advisors, Inc.

Cynthia C. DeRuyter FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since June 2010	Compliance Director, FAF Advisors, Inc., since March 2010; prior thereto, Compliance Manager, RSM McGladney, Inc., since March 2006; prior thereto Compliance Manager, FAF Advisors, Inc.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FAF since December 2004;	Deputy General Counsel, FAF Advisors, Inc.

James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004; prior thereto, Secretary of FAF since June 2002; Assistant Secretary of FAF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2003	Senior Vice President, U.S. Bancorp Fund Services, LLC

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc., September 2004 to May 2006;

Michael W. Kremenak FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1978)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since February 2009	Counsel, FAF Advisors, Inc., since January 2009; prior thereto, Associate, Skadden, Arps, Slate, Meagher & Flom LLP, a New York City-based law firm, from September 2005 to January 2009

*	Messrs. Schreier, Wilson, Gariboldi, Lui, Ertel, and Kremenak, Mses. Stevenson, DeRuyter and Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FAF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAF.

52   FIRST AMERICAN FUNDS 2010 ANNUAL REPORT

First American Funds’ Privacy Policy

We want you to understand what information we collect and how it’s used.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

Why we collect your information
We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.
•	Comply with the laws and regulations that govern us.

The types of information we collect
We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.
•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Confidentiality and security
We require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

What information we disclose
We may share all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform marketing services on our behalf.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Additional rights and protections
You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by:

•	First American Funds, Inc.
•	First American Investment Funds, Inc.
•	First American Strategy Funds, Inc.
•	American Strategic Income Portfolio Inc.
•	American Strategic Income Portfolio Inc. II
•	American Strategic Income Portfolio Inc. III
•	American Select Portfolio Inc.
•	American Municipal Income Portfolio Inc.
•	Minnesota Municipal Income Portfolio Inc.
•	First American Minnesota Municipal Income Fund II, Inc.
•	American Income Fund, Inc.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

BOARD OF DIRECTORS	First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.
Governance Consultant; Chair Emeritus of Saint Paul Riverfront Corporation; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative
Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended August 31, 2010. The portfolio managers views are subject to change at any time based upon market or other conditions. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202
CUSTODIAN U.S. Bank National Association 60 Livingston Avenue St. Paul, Minnesota 55101 DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or Visit FirstAmericanFunds.com.

0040-08  10/2010  AR MONEY

Item 2—Code of Ethics
The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.
Item 3—Audit Committee Financial Expert
The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.
Item 4—Principal Accountant Fees and Services
(a)	Audit Fees — Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $162,964 in the fiscal year ended August 31, 2010 and $118,729 in the fiscal year ended August 31, 2009, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees — E&Y billed the registrant audit-related fees totaling $533 in the fiscal year ended August 31, 2010 and $6,388 in the fiscal year ended August 31, 2009, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees — E&Y billed the registrant fees of $29,069 in the fiscal year ended August 31, 2010 and $18,732 in the fiscal year ended August 31, 2009, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees — There were no fees billed by E&Y for other services to the registrant during the fiscal year ended August 31, 2010 and the fiscal period ended August 31, 2009.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:
Audit Committee policy regarding pre-approval of services provided by the Independent Auditor
The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:
•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period
It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:
•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents
Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Tax compliance services related to the filing or amendment of the following:
•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance
•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:
•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking
Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $805,212 in the fiscal year ended August 31, 2010 and $184,233 in the fiscal year ended August 31, 2009.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.
(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr. Thomas S. Schreier, Jr.
President
Date: October 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr. Thomas S. Schreier, Jr.
President
Date: October 29, 2010

By:
/s/ Charles D. Gariboldi, Jr. Charles D. Gariboldi, Jr.
Treasurer
Date: October 29, 2010